Document and Entity Information	3 Months Ended
Mar. 31, 2013
Documentand Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Entity Registrant Name	Cytosorbents Corp
Entity Central Index Key	0001175151
Trading Symbol	ctso
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 1,365,295	$ 1,729,344	$ 1,186,653
Accounts receivable, net of allowance for doubtful accounts at $-0-	114,604	51,779	36,078
Inventories	555,260	682,372	431,022
Prepaid expenses and other current assets	94,242	476,093	43,728
Total current assets	2,129,401	2,939,588	1,697,481
Property and equipment - net	139,756	145,600	155,067
Other assets	257,547	254,220	269,994
Total long-term assets	397,303	399,820	425,061
Total Assets	2,526,704	3,339,408	2,122,542
Current Liabilities:
Accounts payable	704,710	800,670	675,160
Accrued expenses and other current liabilities	288,724	349,841	558,466
Convertible notes payable, net of debt discount in the amount of $-0- at March 31, 2013 and $178,775 at December 31, 2012		926,225	294,323
Total current liabilities	993,434	2,076,736	1,527,949
Long Term Liabilities:
Convertible notes payable, net of debt discount in the amount of $-0- at March 31, 2013 and $-0- at December 31, 2012			276,250
Total Long Term Liabilities			276,250
Total liabilities	993,434	2,076,736	1,804,199
Redeemable Series B Convertible Preferred Stock, par Value $0.001, 200,000 shares Authorized at March 31, 2013 and December 31, 2012, respectively, 73,875.09 and 72,073.26 issued and outstanding , respectively	13,470,176	12,887,817	10,408,371
Stockholders' Equity (Deficit):
10% Series A Convertible Preferred Stock, Par Value $0.001, 12,000,000 shares authorized at March 31, 2013 and December 31, 2012, respectively; 1,634,015 and 1,594,164 shares issued and outstanding, respectively	1,634	1,594	1,447
Common Stock, Par Value $0.001, 800,000,000 shares authorized at March 31, 2013 and 500,000,000 shares authorized at March 31, 2013 and December 31, 2012, 229,374,668228,948,386 and 214,967,503 shares issued and outstanding, respectively	228,949	214,968	177,626
Additional paid-in capital	88,795,394	86,903,415	82,288,441
Deficit accumulated during the development stage	(100,947,819)	(98,732,460)	(92,557,542)
Accumulated other comprehensive income	(15,064)	(12,662)
Total stockholders' equity	(11,936,906)	(11,625,145)	(10,090,028)
Total Liabilities and Stockholders' Equity	$ 2,526,704	$ 3,339,408	$ 2,122,542

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts	$ 0	$ 0	$ 0
Convertible notes payable current, debt discount	0	178,775	53,677
Convertible notes payable noncurrent, debt discount	$ 0	$ 0	$ 508,750
Preferred Stock, Par Value		$ 1
Preferred Stock, shares authorized		100,000,000
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	800,000,000	500,000,000	500,000,000
Common Stock, shares issued	228,948,386	214,967,503	177,626,058
Common Stock, shares outstanding	228,948,386	214,967,503	177,626,058
Redeemable Convertible Preferred Stock [Member]
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	200,000	200,000	200,000
Preferred Stock, shares issued	73,875.09	72,073.26	65,433.34
Preferred Stock, shares outstanding	73,875.09	72,073.26	65,433.34
10% Series A Preferred Stock [Member]
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	12,000,000	12,000,000	12,000,000
Preferred Stock, shares issued	1,634,015	1,594,164	1,447,159
Preferred Stock, shares outstanding	1,634,015	1,594,164	1,447,159

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		12 Months Ended		191 Months Ended	194 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Revenue:
Sales	$ 176,098	$ 16,893	$ 151,574	$ 36,078	$ 187,652	$ 363,750
Grant and Other Income	195,232	33,333	1,191,362		2,191,807	2,387,039
Total Revenue	371,330	50,226	1,342,936	36,078	2,379,459	2,750,789
Cost of revenue	253,511	53,840	319,298	11,760	833,871	1,087,382
Gross profit/(loss)	117,819	(3,614)	1,023,638	24,318	1,545,588	1,663,407
Other Expenses:
Research and development	704,141	632,854	2,532,489	2,888,245	53,929,459	54,633,600
Legal, financial and other consulting	222,746	161,292	627,245	342,651	8,585,135	8,807,881
General and administrative	613,162	269,466	1,354,738	1,230,189	26,411,211	27,024,373
Change in fair value of management and incentive units					(6,055,483)	(6,055,483)
Total expenses	1,540,049	1,063,612	4,514,472	4,461,085	82,870,322	84,410,371
Loss from Operations	(1,422,230)	(1,067,226)	(3,490,834)	(4,436,767)	(81,324,734)	(82,746,964)
Other (income) expenses:
Gain on disposal of property and equipment					(21,663)	(21,663)
Gain on extinguishment of debt					(216,617)	(216,617)
Interest (income) expense, net	206,712	359,370	564,428	1,044,881	7,301,550	7,508,262
Penalties associated with non-registration of Series A Preferred Stock					361,495	361,495
Total other (income) expense, net	206,712	359,370	564,428	1,044,881	7,424,765	7,631,477
Loss before benefit from income taxes	(1,628,942)	(1,426,596)	(4,055,262)	(5,481,648)	(88,749,499)	(90,378,441)
Benefit from income taxes			(391,756)		(939,074)	(939,074)
Net loss	(1,628,942)	(1,426,596)	(3,663,506)	(5,481,648)	(87,810,425)	(89,439,367)
Preferred stock dividend	586,417	663,917	2,511,412	3,087,044	10,922,035	11,508,452
Net loss available to common shareholders	(2,215,359)	(2,090,513)	(6,174,918)	(8,568,692)	(98,732,460)	(100,947,819)
Basic and diluted net loss per common share	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.05)
Weighted average number of shares of common stock outstanding	222,968,576	181,150,646	198,228,289	160,235,291
Net loss	(1,628,942)	(1,426,596)	(3,663,506)	(5,481,648)	(87,810,425)	(89,439,367)
Other comprehensive loss:
Currency translation adjustment	(2,402)		(12,662)		(12,662)	(15,064)
Comprehensive loss	$ (1,631,344)	$ (1,426,596)	$ (3,676,168)	$ (5,481,648)	$ (87,823,087)	$ (89,454,431)

CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIENCY) (Details) (USD $)	Total	Accounts Payable [Member]	Services [Member]	Redeemable Convertible Preferred Stock [Member]	Equity (Deficiency) [Member]	Equity (Deficiency) [Member] Accounts Payable [Member]	Equity (Deficiency) [Member] Services [Member]	Deferred Compensation [Member]	Deferred Compensation [Member] Accounts Payable [Member]	Deferred Compensation [Member] Services [Member]	Common Stock [Member]	Common Stock [Member] Accounts Payable [Member]	Common Stock [Member] Services [Member]	Series B Convertible Preferred Stock [Member]	Series A Preferred Stock [Member]	Series A Preferred Stock [Member] Accounts Payable [Member]	Series A Preferred Stock [Member] Services [Member]	Additional Paid In Capital [Member]	Additional Paid In Capital [Member] Accounts Payable [Member]	Additional Paid In Capital [Member] Services [Member]	Deficit Accumulated During Development Stage [Member]	Deficit Accumulated During Development Stage [Member] Accounts Payable [Member]	Deficit Accumulated During Development Stage [Member] Services [Member]	Accumulated Other Comprehensive Income [Member]
Balance at Jan. 21, 1997
Equity contributions	$ 1,143,487				$ 1,143,487
Subscriptions receivable	440,000				440,000
Technology contribution	4,550,000				4,550,000
Net loss	(5,256,012)																				(5,256,012)
Balance at Dec. 31, 1997	877,475				6,133,487																(5,256,012)
Balance, shares at Dec. 31, 1997
Equity contributions	2,518,236				2,518,236
Options issued to consultants	1,671				1,671
Subscriptions receivable	50,000				50,000
Net loss	(1,867,348)																				(1,867,348)
Balance at Dec. 31, 1998	1,580,034				8,703,394																(7,123,360)
Equity contributions	1,382,872				1,382,872
Equity issued to consultants	88,363				88,363
Recognition of deferred compensation					47,001			(47,001)
Amortization of deferred compensation	15,667							15,667
Subscriptions receivable	100,000				100,000
Net loss	(3,066,388)																				(3,066,388)
Balance at Dec. 31, 1999	100,548				10,321,630			(31,334)													(10,189,748)
Balance, shares at Dec. 31, 1999
Equity contributions	14,407,916				14,407,916
Equity issued to consultants	1,070,740				1,070,740
Warrants issued to consultants	468,526				468,526
Recognition of deferred compensation					27,937			(27,937)
Amortization of deferred compensation	46,772							46,772
Net loss	(10,753,871)																				(10,753,871)
Balance at Dec. 31, 2000	5,340,631				26,296,749			(12,499)													(20,943,619)
Balance, shares at Dec. 31, 2000
Equity contributions	13,411,509				13,411,506
Equity issued to consultants	161,073				161,073
Stock options issued to employee	2,847				2,847
Fees incurred in raising capital	(1,206,730)				(1,206,730)
Amortization of deferred compensation	12,499							12,499
Net loss	(15,392,618)																				(15,392,618)
Balance at Dec. 31, 2001	2,329,208				38,665,445																(36,336,237)
Balance, shares at Dec. 31, 2001
Equity contributions	6,739,189				6,739,189
Equity issued to consultants	156,073				156,073
Options issued to consultants	176,250				176,250
Stock options issued to employee	2,847				2,847
Fees incurred in raising capital	(556,047)				(556,047)
Conversion of convertible notes to common	(1,350,828)				(1,350,828)
Conversion of convertible notes to common, shares
Net loss	(11,871,668)																				(11,871,668)
Balance at Dec. 31, 2002	(4,374,976)				43,832,929																(48,207,905)
Balance, shares at Dec. 31, 2002
Equity contributions	4,067,250				4,067,250
Equity issued to consultants	16,624				16,624
Change in fair value of management units	2,952,474				2,952,474
Options issued to consultants	65,681				65,681
Fees incurred in raising capital	(343,737)				(343,737)
Conversion of convertible notes to common	(281,340)				(281,340)
Conversion of convertible notes to common, shares
Net loss	(6,009,283)																				(6,009,283)
Balance at Dec. 31, 2003	(3,907,307)				50,309,881																(54,217,188)
Balance, shares at Dec. 31, 2003
Equity contributions	512,555				512,555
Change in fair value of management units	(2,396,291)				(2,396,291)
Fees incurred in raising capital	(80,218)				(80,218)
Net loss	(1,096,683)																				(1,096,683)
Balance at Dec. 31, 2004	(6,967,944)				48,345,927																(55,313,871)
Balance, shares at Dec. 31, 2004
Equity contributions	92,287				92,287
Change in fair value of management units	(14,551)				(14,551)
Fees incurred in raising capital	(92,287)				(92,287)
Reorganization from LLC to "C" Corporation					(49,219,260)						4,829							49,214,431
Reorganization from LLC to "C" Corporation (in shares)											4,829,120
Conversion of convertible notes to common	51,565				51,565
Issuance of common stock in settlement of accounts payable	836,319				836,319
Issuance of common stock in settlement of accounts payable, shares
Net loss	(3,665,596)																				(3,665,596)
Balance at Dec. 31, 2005	(9,760,207)										4,829							49,214,431			(58,979,467)
Balance, shares at Dec. 31, 2005											4,829,120
Warrants issued to consultants		192,311	9,883																192,311	9,883
Preferred stock dividends															303			303,397			(303,700)
Issuance of Series A Preferred Stock as dividends, shares															303,700
Issuance of preferred stock	5,300,000														5,300			5,530,143			(235,443)
Issuance of preferred stock, shares															5,300,000
Issuance of preferred stock for redemption of convertible note	1,000,000														1,000			1,204,640			(205,640)
Issuance of preferred stock for redemption of convertible note, shares															1,000,000
Issuance of stock options to employees, consultants and directors	143,352																	143,352
Cost of raising capital associated with issuance of preferred stock	(620,563)																	(620,563)
Shares held by original stockholders of Parent immediately prior to merger											3,750							(3,750)
Shares held by original stockholders of Parent immediately prior to merger (in shares)											3,750,000
Conversion of Series A and Series B into Common											(241)				800			30,194			(30,753)
Conversion of Series A and Series B into Common (in shares)											(240,929)				799,885
Issuance of common stock for cash	799,885										241							799,644
Issuance of common stock for cash, shares											240,929
Issuance of common stock to investor group for price protection											100							(100)
Issuance of common stock to investor group for price protection, shares											100,000
Issuance of common stock in consideration for funding $1,000,000 convertible note payable per terms of merger transaction	1,000,000										10,000							990,000
Issuance of common stock in consideration for funding $1,000,000 convertible note payable per terms of merger transaction, shares											10,000,000
Conversion of convertible notes to common	11,382,110										5,171							11,376,939
Conversion of convertible notes to common, shares											5,170,880
Issuance of common stock in settlement of accounts payable	587,814										779							587,035
Issuance of common stock in settlement of accounts payable, shares											778,274
Net loss	(7,671,580)																				(7,671,580)
Balance at Dec. 31, 2006	2,363,005										24,629				7,403			69,757,556			(67,426,583)
Balance, shares at Dec. 31, 2006											24,628,274				7,403,585
Issuance of stock options to employees, consultants and directors	498,955																	498,955
Conversion of Series A and Series B into Common											405				(506)			101
Conversion of Series A and Series B into Common (in shares)											405,157				(506,446)
Issuance of common stock in settlement of accounts payable	23,002										11
Issuance of common stock in settlement of accounts payable, shares											11,501							2,991
Issuance of Series A Preferred Stock as dividends and settlement of dividends/penalties payable in connection with non-registration event	361,496														1,122			1,121,246			(760,872)
Issuance of Series A Preferred Stock as dividends and settlement of dividends/penalties payable in connection with non-registration event, shares															1,122,369
Net loss	(3,350,754)																				(3,350,754)
Balance at Dec. 31, 2007	(104,296)										25,045				8,019			71,400,849			(71,538,209)
Balance, shares at Dec. 31, 2007											25,044,932				8,019,508
Stock based compensation - employees, consultants and directors	363,563																	363,563
Issuance of warrants	40,354																	40,354
Preferred stock dividends															831			277,087			(277,918)
Issuance of Series A Preferred Stock as dividends, shares															830,384
Issuance of preferred stock	(364,747)			5,442,497																	(364,747)
Issuance of preferred stock, shares				52,931.47										0
Issuance of Series B Preferred Stock as dividends	(262,717)			262,717																	(262,717)
Issuance of Series B Preferred Stock as dividends, shares				2,627.17
Cost of raising capital associated with issuance of Series B Preferred Stock
Conversion of Series A and Series B into Common	0										219				(57)			(162)
Conversion of Series A and Series B into Common (in shares)											218,585			0	(56,832)
Net loss	(3,017,890)																				(3,017,890)
Balance at Dec. 31, 2008	(3,345,733)			5,705,214							25,264				8,793			72,081,691			(75,461,481)
Balance, shares at Dec. 31, 2008				55,558.64							25,263,517			0	8,793,060
Stock based compensation - employees, consultants and directors	236,705																	236,705
Preferred stock dividends															789			110,809			(111,598)
Issuance of Series A Preferred Stock as dividends, shares															789,610
Issuance of preferred stock	(586,023)			586,023														0			(586,023)
Issuance of preferred stock, shares				5,860.22
Conversion of notes payable and accrued interest to Series B Preferred Shares	(6,704)			64,309										0				0			(6,704)
Conversion of notes payable and accrued interest to Series B Preferred Shares, shares				576.05
Conversion of Series A and Series B into Common	681,558			(681,558)							41,111				(3,326)			643,773
Conversion of Series A and Series B into Common (in shares)				(6,628.55)							41,111,339				(3,326,857)
Cashless exercise of warrants				1,335,754														0			0
Cashless exercise of warrants (in shares)				13,357.52
Warrant modification as inducement to exercise	14,885																	14,885			0
Net loss	(2,736,715)																				(2,736,715)
Balance at Dec. 31, 2009	(5,742,027)			7,009,742							66,375				6,256			73,087,863			(78,902,521)
Balance, shares at Dec. 31, 2009				68,723.88							66,374,856			0	6,255,813
Stock based compensation - employees, consultants and directors	149,325																	149,325
Preferred stock dividends															590			167,992			(168,582)
Issuance of Series A Preferred Stock as dividends, shares															590,159
Issuance of preferred stock	(2,008,882)			2,008,882														0			(2,008,882)
Issuance of preferred stock, shares				6,232.81
Conversion of Series A and Series B into Common	1,437,814			(1,437,814)							47,824				(1,020)			1,391,010
Conversion of Series A and Series B into Common (in shares)				(13,983.58)							47,824,298				(1,019,563)
Issuance of common stock for cash	749,999										7,174							742,825
Issuance of common stock for cash, shares											7,174,186
Cost of raising capital	(49,560)										1,465							(51,025)
Cost of raising capital (in shares)											1,465,071
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible note	306,805																	306,805
Net loss	(2,908,865)																				(2,908,865)
Balance at Dec. 31, 2010	(8,065,391)			7,580,810	0			0			122,838			0	5,826			75,794,795			(83,988,850)
Balance, shares at Dec. 31, 2010				60,973.11							122,838,411			0	5,826,409
Stock based compensation - employees, consultants and directors	865,535																	865,535
Preferred stock dividends															266			71,755			(72,021)
Issuance of Series A Preferred Stock as dividends, shares															266,161
Issuance of preferred stock	(3,015,023)			3,015,023														0			(3,015,023)
Issuance of preferred stock, shares				6,283.41
Conversion of Series A and Series B into Common	187,462			(187,462)							16,116				(4,645)			175,991
Conversion of Series A and Series B into Common (in shares)				(1,823.18)							16,115,042				(4,645,411)
Issuance of common stock for cash	2,643,766										17,336							2,626,430
Issuance of common stock for cash, shares											17,335,942
Conversion of convertible notes to common	1,515,130										15,151							1,499,979
Conversion of convertible notes to common, shares											15,151,310
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible note	1,250,000																	1,250,000
Cashless exercise of warrants											6,013							(6,013)
Cashless exercise of warrants (in shares)											6,013,478
Exercise of stock options	5,141										147							4,994
Exercise of stock options (in shares)	146,875										146,875
Issuance of common stock in settlement of accounts payable	5,000										25							4,975
Issuance of common stock in settlement of accounts payable, shares											25,000
Net loss	(5,481,648)																				(5,481,648)
Balance at Dec. 31, 2011	(10,090,028)			10,408,371							177,626				1,447			82,288,441			(92,557,542)
Balance, shares at Dec. 31, 2011				65,433.34							177,626,058				1,447,159
Stock based compensation - employees, consultants and directors	63,127																	63,127
Preferred stock dividends															150			17,332
Issuance of Series A Preferred Stock as dividends, shares															150,008
Issuance of preferred stock	(2,493,930)
Issuance of Series B Preferred Stock as dividends				2,493,930
Issuance of Series B Preferred Stock as dividends, shares				6,780.79
Conversion of Series A and Series B into Common	14,484			(14,484)							418				(3)			14,069
Conversion of Series A and Series B into Common (in shares)				(140.87)							418,633				(3,003)
Issuance of common stock for cash	3,660,153										28,461							3,631,692
Issuance of common stock for cash, shares											28,460,908
Conversion of convertible notes to common	798,911										7,990							790,921
Conversion of convertible notes to common, shares											7,989,103
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible note	87,700																	87,700
Cashless exercise of warrants											170							(170)
Cashless exercise of warrants (in shares)											169,762
Exercise of stock options	10,606										303							10,303
Exercise of stock options (in shares)	303,039										303,039
Other comprehensive income/(loss): foreign translation adjustment	(12,662)																							(12,662)
Net loss	(3,663,506)																				(3,663,506)
Balance at Dec. 31, 2012	(11,625,145)			12,887,817							214,968				1,594			86,903,415			(98,732,460)			(12,662)
Balance, shares at Dec. 31, 2012				72,073.26							214,967,503				1,594,164
Stock based compensation - employees, consultants and directors	225,900																	225,900
Preferred stock dividends	0														40			4,018			(4,058)
Issuance of Series A Preferred Stock as dividends, shares															39,851
Issuance of Series B Preferred Stock as dividends	(582,359)			582,359																	(582,359)
Issuance of Series B Preferred Stock as dividends, shares				1,801.83
Issuance of common stock for cash	450,000										4,241							445,759
Issuance of common stock for cash, shares											4,240,970
Conversion of convertible notes to common	1,226,042										9,740							1,216,302
Conversion of convertible notes to common, shares											9,739,912
Exercise of stock options (in shares)
Other comprehensive income/(loss): foreign translation adjustment	(2,402)																							(2,402)
Net loss	(1,628,942)																				(1,628,942)
Balance at Mar. 31, 2013	$ (11,936,906)			$ 13,470,176							$ 228,949				$ 1,634			$ 88,795,394			$ (100,947,819)			$ (15,064)
Balance, shares at Mar. 31, 2013				73,875.09							228,948,385				1,634,015

CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIENCY) (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2006
Issuance of common stock, convertible note payable	$ 1,000,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		191 Months Ended	194 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Cash flows from operating activities:
Net loss	$ (1,628,942)	$ (1,426,596)	$ (3,663,506)	$ (5,481,648)	$ (87,810,425)	$ (89,439,367)
Adjustments to reconcile net loss to net cash used by operating activities:
Common stock issued as inducement to convert convertible notes payable and accrued interest					3,351,961	3,351,961
Issuance of common stock to consultants for services					30,000	30,000
Depreciation and amortization	14,145	10,707	54,606	39,150	2,504,021	2,518,166
Amortization of debt discount	178,775	344,450	471,352	945,434	2,465,729	2,644,504
Gain on disposal of property and equipment					(21,663)	(21,663)
Gain on extinguishment of debt					(216,617)	(216,617)
Interest expense paid with Series B Preferred Stock in connection with conversion of notes payable					3,147	3,147
Abandoned patents					183,556	183,556
Bad debts - employee advances					255,882	255,882
Contributed technology expense					4,550,000	4,550,000
Consulting expense					237,836	237,836
Management unit expense					1,334,285	1,334,285
Expense for issuance of warrants					533,648	533,648
Expense for issuance of options	225,900	532	63,128	865,535	2,568,188	2,794,088
Amortization of deferred compensation					74,938	74,938
Penalties in connection with non-registration event					361,496	361,496
Changes in operating assets and liabilities:
Accounts receivable	(62,825)	(3,712)	(15,701)	(36,078)	(51,779)	(114,604)
Inventories	127,112	(37,541)	(251,350)	(431,022)	(682,372)	(555,260)
Prepaid expenses and other current assets	381,851	(3,340)	(432,365)	300,808	(747,641)	(365,790)
Other assets	(9,442)		9,441		(46,953)	(56,395)
Accounts payable and accrued expenses	(36,035)	43,175	147,948	(30,706)	3,105,804	3,069,769
Accrued interest expense					1,823,103	1,823,103
Net cash used by operating activities	(809,461)	(1,072,325)	(3,616,447)	(3,828,527)	(66,193,856)	(67,003,317)
Cash flows from investing activities:
Proceeds from sale of property and equipment					32,491	32,491
Purchases of property and equipment	(2,186)		(19,850)	(34,672)	(2,420,810)	(2,422,996)
Patent costs		(11,280)	(18,956)	(17,818)	(498,514)	(498,514)
Purchases of short-term investments					(393,607)	(393,607)
Proceeds from sale of short-term investments					393,607	393,607
Loan receivable					(1,632,168)	(1,632,168)
Net cash used by investing activities	(2,186)	(11,280)	(38,806)	(52,490)	(4,519,001)	(4,521,187)
Cash flows from financing activities:
Proceeds from issuance of common stock					400,490	400,490
Proceeds from issuance of preferred stock					9,579,040	9,579,040
Equity contributions - net of fees incurred	450,000	1,000,001	3,500,001	2,756,860	50,071,311	50,521,311
Proceeds from borrowings		700,000	700,000	1,250,000	11,888,881	11,888,881
Proceeds from subscription receivables					499,395	499,395
Proceeds from exercise of stock options			10,605	5,141	15,746	15,746
Net cash provided by financing activities	450,000	1,700,001	4,210,606	4,012,001	72,454,863	72,904,863
Effect of exchange rates on cash	(2,402)		(12,662)		(12,662)	(15,064)
Net change in cash and cash equivalents	(364,049)	616,396	542,691	130,984	1,729,344	1,365,295
Cash and cash equivalents - beginning of period	1,729,344	1,186,653	1,186,653	1,055,669
Cash and cash equivalents - end of period	1,365,295	1,803,049	1,729,344	1,186,653	1,729,344	1,365,295
Supplemental disclosure of cash flow information:
Cash paid during the period for interest					590,189	590,189
Supplemental schedule of noncash investing and financing activities:
Debt discount in connection with issuance of convertible debt		87,700	87,400	1,250,000	1,644,205	1,644,505
Fair value of shares issued as costs of raising capital	10,413	188,274	247,536	106,344	583,486	593,899
Note payable principal and interest conversion to equity	1,226,042	395,154		1,515,130	11,949,449	13,175,491
Issuance of management units in settlement of cost of raising capital					437,206	437,206
Change in fair value of management units for cost of raising capital					278,087	278,087
Issuance of common stock in exchange for stock subscribed					399,395	399,395
Costs paid from proceeds in conjunction with issuance preferred stock					768,063	768,063
Preferred stock dividends	586,417	663,917	2,511,412	3,087,044	10,922,035	11,508,452
Net effect of conversion of common stock to preferred stock prior to merger					559	559
Convertible Notes Payable And Accrued Interest
Adjustments to reconcile net loss to net cash used by operating activities:
Issuance of common stock to consultants for services					3,351,961
Consultant Services
Adjustments to reconcile net loss to net cash used by operating activities:
Issuance of common stock to consultants for services					30,000
Leasehold Improvements
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					141,635	141,635
Loans Receivable
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					1,632,168	1,632,168
Accounts Payable
Supplemental schedule of noncash investing and financing activities:
Issuance of member units				$ 5,000	$ 1,614,446	$ 1,614,446

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	3 Months Ended		12 Months Ended	191 Months Ended	194 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Series B Preferred Stock [Member]
Preferred Shares converted into Common shares	0	131.56	1,823.18	22,576.18	22,576.18
Series A Preferred Stock [Member]
Preferred Shares converted into Common shares	0	0	4,645,411	9,558,112	9,558,112
Common Stock [Member] | Series B Preferred Stock [Member]
Preferred Shares converted into Common shares	0	363,425			62,364,597
Common shares issued upon conversion			5,036,408	62,364,597
Common Stock [Member] | Series A Preferred Stock [Member]
Preferred Shares converted into Common shares	0	0			43,728,457
Common shares issued upon conversion			11,078,634	43,728,457

BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
BASIS OF PRESENTATION [Abstract]
BASIS OF PRESENTATION

1. BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the requirements of Form 10-Q of the Securities and Exchange Commission (the "Commission") and include the results of CytoSorbents Corporation (the "Parent"), CytoSorbents, Inc., its wholly-owned operating subsidiary (the "Subsidiary"), and CytoSorbents Europe GmbH, its wholly-owned European subsidiary (the "European Subsidiary"), collectively referred to as "the Company." Accordingly, certain information and footnote disclosures required in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. Interim statements are subject to possible adjustments in connection with the annual audit of the Company's accounts for the year ended December 31, 2013. In the opinion of the Company's management, the accompanying unaudited consolidated financial statements contain all adjustments (consisting only of normal recurring adjustments) which the Company considers necessary for the fair presentation of the Company's consolidated financial position as of March 31, 2013 and the results of its operations and cash flows for the three month periods ended March 31, 2013 and 2012, and for the period January 22, 1997 (date of inception) to March 31, 2013. Results for the three months ended are not necessarily indicative of results that may be expected for the entire year. The unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements of the Company and the notes thereto as of and for the year ended December 31, 2012 as included in the Company's Form 10-K filed with the Commission on April 03, 2013.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has experienced negative cash flows from operations since inception and has a deficit accumulated during the development stage at March 31, 2013 of $100,947,819. The Company is not currently generating significant revenue and is dependent on the proceeds of present and future financings to fund its research, development and commercialization program. These matters raise substantial doubt about the Company's ability to continue as a going concern. The Company is continuing its fund-raising efforts. Although the Company has historically been successful in raising additional capital through equity and debt financings, there can be no assurance that the Company will be successful in raising additional capital in the future or that it will be on favorable terms. We believe that we have sufficient cash to fund our operations into the third quarter of 2013, following which we will need additional funding before we can complete additional clinical studies and commercialize our products. Furthermore, if the Company is successful in raising the additional financing, there can be no assurance that the amount will be sufficient to complete the Company's plans. These consolidated financial statements do not include any adjustments related to the outcome of this uncertainty.

The Company is a development stage company and has not yet generated significant revenues from inception to March 31, 2013. Since inception, the Company's expenses relate primarily to research and development, organizational activities, clinical manufacturing, regulatory compliance, sales and operational strategic planning. Although the Company has made advances on these matters, there can be no assurance that the Company will continue to be successful regarding these issues, nor can there be any assurance that the Company will successfully implement its long-term strategic plans.

The Company has developed an intellectual property portfolio, including 32 issued U.S. patents, and multiple pending patents, covering materials, methods of production, systems incorporating the technology and multiple medical uses.

1. BASIS OF PRESENTATION

The accompanying consolidated financial statements include the results of CytoSorbents Corporation (the "Parent"), CytoSorbents, Inc. its wholly-owned operating subsidiary (the "Subsidiary"), and CytoSorbents Europe GmbH, its wholly-owned European subsidiary (the "European Subsidiary"), collectively referred to as "the Company."

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has experienced negative cash flows from operations since inception and has a deficit accumulated during the development stage at December 31, 2012 of $98,732,460. The Company is not currently generating significant revenue and is dependent on the proceeds of present and future financings to fund its research, development and commercialization program. The Company is continuing its fund-raising efforts. Although the Company has historically been successful in raising additional capital through equity and debt financings, there can be no assurance that the Company will be successful in raising additional capital in the future or that it will be on favorable terms. Furthermore, if the Company is successful in raising the additional financing, there can be no assurance that the amount will be sufficient to complete the Company's plans. These matters raise substantial doubt about the Company's ability to continue as a going concern. These consolidated financial statements do not include any adjustments related to the outcome of this uncertainty.

The Company is a development stage company and has not yet generated significant revenues. Since inception, the Company's expenses relate primarily to research and development, organizational activities, clinical manufacturing, regulatory compliance and operational strategic planning. Although the Company has made advances on these matters, there can be no assurance that the Company will continue to be successful regarding these issues, nor can there be any assurance that the Company will successfully implement its long-term strategic plans.

The Company has developed an intellectual property portfolio, including 32 issued and multiple pending patents, covering materials, methods of production, systems incorporating the technology and multiple medical uses.

PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Nature of Business

The Company, through its subsidiary CytoSorbents, Inc., is engaged in the research, development and commercialization of medical devices with its platform blood purification technology incorporating a proprietary adsorbent polymer technology. The Company, through its European Subsidiary, has commenced initial sales and marketing related operations for the CytoSorb® device in the European Union. The Company is focused on developing this technology for multiple applications in the medical field, specifically to provide improved blood purification for the treatment of acute and chronic health complications associated with blood toxicity. In March 2011, the Company received CE Mark approval for its CytoSorb® device, and in June 2012, officially launched CytoSorb® for commercial sale in Germany and later in Austria and Switzerland with a small direct sales force. As of March 31, 2013, the Company had only limited commercial operations and, accordingly, is in the development stage. The Company has yet to generate any significant revenue and has no assurance of future revenue.

Principles of Consolidation

The consolidated financial statements include the accounts of the Parent, CytoSorbents Corporation, and its wholly-owned subsidiaries, CytoSorbents, Inc. and CytoSorbents Europe GmbH. All significant intercompany transactions and balances have been eliminated in consolidation.

Development Stage Corporation

The accompanying consolidated financial statements have been prepared in accordance with the provisions of accounting and reporting by development stage enterprises.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Accounts Receivable

Accounts receivable are customer obligations due under normal trade terms. The Company sells its devices to various hospitals and distributors. The Company performs ongoing credit evaluations of customers' financial condition and does not require collateral. Management reviews accounts receivable periodically to determine collectability. Balances that are determined to be uncollectible are written off to the allowance for doubtful accounts. The allowance for doubtful accounts contains a general accrual for estimated bad debts and had a balance of zero at March 31, 2013 and December 31, 2012.

Inventories

Inventories are valued at the lower of cost or market. At March 31, 2013 and December 31, 2012 the Company's inventory was comprised of finished goods, which amounted to $402,001 and $438,790, respectively, work in process which amounted to $110,400 and $194,880, respectively and raw materials, which amounted to $42,859 and $48,702, respectively.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation of property and equipment is provided for by the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the lesser of their economic useful lives or the term of the related leases. Gains and losses on depreciable assets retired or sold are recognized in the statements of operations in the year of disposal. Repairs and maintenance expenditures are expensed as incurred.

Patents

Legal costs incurred to establish patents are capitalized. When patents are issued, capitalized costs are amortized on the straight-line method over the related patent term. In the event a patent is abandoned, the net book value of the patent is written off.

Impairment or Disposal of Long-Lived Assets

The Company assesses the impairment of patents and other long-lived assets under accounting standards for the impairment or disposal of long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if its carrying amount is not recoverable through its undiscounted cash flows and measures the impairment loss based on the difference between the carrying amount and fair value.

Revenue Recognition

The Company recognizes revenue when it is earned. Delivery of the goods generally completes the criteria for revenue recognition.

Grant Revenue

Revenue from grant income is based on contractual agreements. Certain agreements provide for reimbursement of costs, while other agreements provide for reimbursement of costs and an overhead margin. Revenues are recognized when milestones have been achieved and revenues have been earned. Costs are recorded as incurred. Costs subject to reimbursement by these grants have been reflected as costs of revenue.

Research and Development

All research and development costs, payments to laboratories and research consultants are expensed when incurred.

Income Taxes

Income taxes are accounted for under the asset and liability method prescribed by accounting standards for accounting for income taxes. Deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is provided if it is more likely than not that some or all of the deferred tax asset will not be realized. Under Section 382 of the Internal Revenue Code the net operating losses generated prior to the reverse merger may be limited due to the change in ownership. Additionally, net operating losses generated subsequent to the reverse merger may be limited in the event of changes in ownership.

The Company follows accounting standards associated with uncertain tax positions. The Company had no unrecognized tax benefits at December 31, 2012 or 2011. The Company files tax returns in the U.S. with both federal and state jurisdictions and in other countries as required. The Company currently has no open years prior to December 31, 2009 and has no income tax related penalties or interest for the periods presented in these financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ from these estimates. Significant estimates in these financials are the valuation of options granted, the valuation of preferred shares issued as stock dividends and valuation methods used in determining any debt discount associated with convertible securities.

Concentration of Credit Risk

The Company maintains cash balances, at times, with financial institutions in excess of amounts insured by the Federal Deposit Insurance Corporation. Management monitors the soundness of these institutions in an effort to minimize its collection risk of these balances.

Financial Instruments

The carrying values of cash and cash equivalents, short-term investments, accounts payable, notes payable, and other debt obligations approximate their fair values due to their short-term nature.

Net Loss Per Common Share

Basic EPS is computed by dividing income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period. The computation of Diluted EPS does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings (See Note 6).

Stock-Based Compensation

The Company accounts for its stock-based compensation under the recognition requirements of accounting standards for accounting for stock-based compensation, for employees and directors whereby each option granted is valued at fair market value on the date of grant. Under these accounting standards, the fair value of each option is estimated on the date of grant using the Black-Scholes option pricing model.

The Company also follows the guidance of accounting standards for accounting for equity instruments that are issued to other than employees for acquiring, or in conjunction with selling, goods or services for equity instruments issued to consultants.

Effects of Recent Accounting Pronouncements

There have been no recently issued accounting standards, which would have an impact on the Company's financial statements.

Shipping and Handling Costs

The Company records shipping and handling costs in Research and Development. Total freight costs amounted to approximately $10,000 and $23,000 for the three months ended March 31, 2013 and March 31, 2012 respectively.

Reclassifications

Certain items for the periods ended March 31, 2013 and 2012 have been reclassified to conform to the presentation at March 31, 2013. There was no change in net income as a result of these reclassifications.

2. PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Nature of Business

The Company, through its subsidiary, is engaged in the research, development and commercialization of medical devices with its platform blood purification technology incorporating a proprietary adsorbent polymer technology. The Company, through its European Subsidiary, has commenced initial sales and marketing related operations for the CytoSorb® device in the European Union. The Company is focused on developing this technology for multiple applications in the medical field, specifically to provide improved blood purification for the treatment of acute and chronic health complications associated with blood toxicity. In March 2011, the Company received CE Mark approval for its CytoSorb ® device. As of December 31, 2012, the Company had only limited commercial operations and, accordingly, is in the development stage. The Company has yet to generate any significant revenue and has no assurance of future revenue.

Principles of Consolidation

The consolidated financial statements include the accounts of the Parent, CytoSorbents Corporation, and its wholly-owned subsidiaries, CytoSorbents, Inc. and CytoSorbents Europe GmbH. All significant intercompany transactions and balances have been eliminated in consolidation.

Development Stage Corporation

The accompanying consolidated financial statements have been prepared in accordance with the provisions of accounting and reporting by development stage enterprises.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

Accounts Receivable

Accounts receivable are customer obligations due under normal trade terms. The Company sells its devices to various hospitals and distributors. The Company performs ongoing credit evaluations of customers' financial condition and does not require collateral. Management reviews accounts receivable periodically to determine collectability. Balances that are determined to be uncollectible are written off to the allowance for doubtful accounts. The allowance for doubtful accounts contains a general accrual for estimated bad debts and had a balance of zero at December 31, 2012 and December 31, 2011.

Inventories

Inventories are valued at the lower of cost or market. At December 31, 2012 and December 31, 2011 the Company's inventory was comprised of finished goods, which amounted to $438,790 and $191,340, respectively, work in process which amounted to $194,880 and $239,682, respectively and raw materials which amounted to $48,702 and $-0-, respectively.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation of property and equipment is provided for by the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the lesser of their economic useful lives or the term of the related leases. Gains and losses on depreciable assets retired or sold are recognized in the statements of operations in the year of disposal. Repairs and maintenance expenditures are expensed as incurred.

Patents

Legal costs incurred to establish patents are capitalized. When patents are issued, capitalized costs are amortized on the straight-line method over the related patent term. In the event a patent is abandoned, the net book value of the patent is written off.

Impairment or Disposal of Long-Lived Assets

The Company assesses the impairment of patents and other long-lived assets under accounting standards for the impairment or disposal of long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if its carrying amount is not recoverable through its undiscounted cash flows and measures the impairment loss based on the difference between the carrying amount and fair value.

Research and Development

All research and development costs, payments to laboratories and research consultants are expensed when incurred.

Revenue Recognition

The Company recognizes revenue when it is earned. Delivery of the goods generally completes the criteria for revenue recognition.

Grant Revenue

Revenue from grant income is based on contractual agreements. Certain agreements provide for reimbursement of costs, while other agreements provide for reimbursement of costs and an overhead margin. Revenues are recognized when milestones have been achieved and revenues have been earned. Costs are recorded as incurred. Costs subject to reimbursement by these grants have been reflected as costs of revenue.

Income Taxes

Income taxes are accounted for under the asset and liability method prescribed by accounting standards for accounting for income taxes. Deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is provided if it is more likely than not that some or all of the deferred tax asset will not be realized. Under Section 382 of the Internal Revenue Code the net operating losses generated prior to the reverse merger may be limited due to the change in ownership. Additionally, net operating losses generated subsequent to the reverse merger may be limited in the event of changes in ownership.

The Company follows the accounting standards associated with uncertain tax provisions. The Company had no unrecognized tax benefits at December 31, 2012 or 2011. The Company files tax returns in the U.S. federal and state jurisdictions. The Company currently has no open years prior to December 31, 2009 and has no income tax related penalties or interest for the periods presented in these financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ from these estimates. Significant estimates in these financials are the valuation of options granted and the valuation of preferred shares issued as stock dividends.

Concentration of Credit Risk

The Company maintains cash balances, at times, with financial institutions in excess of amounts insured by the Federal Deposit Insurance Corporation. Management monitors the soundness of these institutions in an effort to minimize its collection risk of these balances.

Financial Instruments

The carrying values of cash and cash equivalents, short-term investments, accounts payable and other debt obligations approximate their fair values due to their short-term nature.

Net Loss per Common Share

Basic EPS is computed by dividing income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period. The computation of diluted EPS does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings. (See Note 10).

Stock-Based Compensation

The Company accounts for its stock-based compensation under the recognition requirements of accounting standards for accounting for stock-based compensation, for employees and directors whereby each option granted is valued at fair market value on the date of grant. Under these accounting standards, the fair value of each option is estimated on the date of grant using the Black-Scholes option pricing model.

The Company also follows the guidance of accounting standards for accounting for equity instruments that are issued to other than employees for acquiring, or in conjunction with selling, goods or services for equity instruments issued to consultants.

Reclassification

Certain reclassifications have been made to the prior years' consolidated financial statements and related notes to conform to the current year presentation.

During 2012, the Company re-examined its accounting treatment related to the Series B Preferred Stock under FASB guidance and determined that the Series B Preferred Stock should be classified as temporary equity in the balance sheet, as reflected in the financial statements included herein. The Company also determined that the Series B Preferred Stock was initially reported at its fair value and that as the security is not currently redeemable and it is not probable that the security will become redeemable, because the resolution of the contingencies discussed in Note 10 that would allow redemption have not occurred, subsequent adjustment as December 31, 2012 is not necessary. The reclassification has no impact on net income for any period presented in these financial statements.

Effects of Recent Accounting Pronouncements

There have been no recently issued accounting standards which would have an impact on the Company's financial statements.

Shipping and Handling Costs

The Company records shipping and handling costs in Research and Development. Total freight costs amounted to approximately $65,000 and $14,000 for the years ended December 31, 2012 and 2011 respectively.

CONVERTIBLE NOTES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
CONVERTIBLE NOTES [Abstract]
CONVERTIBLE NOTES

3. CONVERTIBLE NOTES

At December 31, 2012 the Company had Convertible Notes totaling $926,225 net of debt discount of $178,775 outstanding. During February 2013 all outstanding Convertible Notes plus accrued interest at 8% were converted into 9,739,912 Common Shares and debt discount was charged to interest expense.

6. CONVERTIBLE NOTES:

During February 2011 the Company issued 24-month Promissory Notes in the aggregate principal amount of $1,250,000, which accrue interest at the rate of 8% per annum. Per the terms of the Promissory Notes issued in February, the investors will be repaid in equity of the Company, not cash. During the term of the Notes, investors may at any time convert outstanding principal and interest into Common Stock of the Company at a rate of $0.10 per share. In addition, during the term of the Note, should the Company complete any subsequent financing, debt or equity, in an aggregate amount greater or equal to $750,000, which includes any equity component or the right to convert into equity, the investor shall have the option to exchange any outstanding principal and interest of the Note into the new financing. Pursuant to the terms of the Promissory Note, the note holder will receive warrant coverage in the form of five year warrants to purchase that number of shares of common stock as follows: that number of shares of Common Stock equal to the quotient obtained by dividing (x) 50% of the Principal, by (y) $0.10, with the resulting number of shares having an exercise price equal to $0.10 per share of Common Stock, plus that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.125, with the resulting number of shares having an exercise price equal to $0.125 per share of Common Stock, plus that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.15, with the resulting number of shares having an exercise price equal to $0.15 per share of Common Stock. The warrants have a cashless exercise provision. If during the term of the Note, and as long as the Note investor continues to own an outstanding balance of the Note, the Company has an equity financing of less than $750,000 that values the Company on a pre-money basis at or below $35 million on a fully-diluted basis, the Note investor will have a right of first refusal to participate in the financing per the terms of the Note. The Promissory Notes do not have registration rights for the shares underlying the notes or warrants.

In February 2012 the Company issued 12 month Promissory Notes in the principal amount of $700,000, which accrue interest at the rate of 8% per annum. Per the terms of the Note, the investors will be repaid in equity of the Company, not cash. During the term of the Notes, investors may at any time convert outstanding principal and interest into Common Stock of the Company at a rate of $0.15 per share. In addition, during the term of the Note, should the Company complete any subsequent financing, debt or equity, in an aggregate amount greater or equal to $750,000, which includes any equity component or the right to convert into equity, the investor shall have the option to exchange any outstanding principal and interest of the Note into the new financing. Pursuant to the terms of the Promissory Note, the note holder will receive 25% warrant coverage in the form of five year warrants to purchase that number of shares of common stock as follows: that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.15, with the resulting number of shares having an exercise price equal to $0.175 per share of Common Stock. The warrants have a cashless exercise provision. The Promissory Notes do not have registration rights for the shares underlying the notes or warrants. In February 2013, these Promissory Notes matured and were automatically converted into 5,040,000 shares of common stock.

The Company allocates the proceeds associated with the issuance of promissory notes based on the relative fair value of the promissory notes and warrants. Additionally, the Company evaluates if the embedded conversion option results in a beneficial conversion feature by comparing the relative fair value allocated to the promissory notes to the market value of the underlying common stock subject to conversion. In connection with the promissory note issuances during the years ended December 31, 2012 and 2011 the Company received proceeds of $700.000 and $1.250.000, respectively. The Company allocated the proceeds in accordance with FASB Codification Topic 470 based on the related fair value as follows for the years ended December 31, 2012 and 2011: $612,300 and ($0) was allocated to the promissory notes, respectively, and $38,788 and $466,632 to the warrants, respectively. Additionally, the embedded conversion feature resulted in a beneficial conversion feature in the amount of $48,912 and $783,568 for the years ended December 31, 2012 and 2011, respectively. The value assigned to the warrants resulting from the relative fair value calculation as well as the value of the beneficial conversion feature is recorded as a debt discount and is presented in the consolidated balance sheets. The debt discount is being amortized to interest expense over the term of the promissory notes and amounted to $235,590 and $425,427 for the years ended December 31, 2012 and 2011, respectively. During the years ended December 31, 2012 and 2011 Convertible Notes in the principal and accrued interest amount of $798,911 and $1,515,131 were converted into 7,989,103 and 15,151,310 Common shares resulting in a reduction of debt discount and charge to interest expense in the amount of $235,762 and $516,258.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

3. PROPERTY AND EQUIPMENT, NET:

Property and equipment - net, consists of the following:

			Depreciation/
			Amortization
December 31,	2012	2011	Period

Furniture and fixtures	$130,015	$130,015	7 years
Equipment and computers	1,921,845	1,901,995	3 to 7 years
Leasehold improvements	462,980	462,980	Term of lease
	2,514,840	2,494,990
Less accumulated depreciation and amortization	2,369,240	2,339,923
Property and Equipment, Net	$145,600	$155,067

Depreciation expense for the years ended December 31, 2012 and 2011 amounted to $29,316 and $23,751, respectively. Depreciation expense from inception to December 31, 2012 amounted to $2,396,328.

STOCKHOLDERS' EQUITY (DEFICIT)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY

4. STOCKHOLDERS' EQUITY (DEFICIT)

During the three months ended March 31, 2013, the Company recorded non-cash stock dividends totaling $586,417 in connection with the issuance of 1,801.83 shares of Series B Preferred Stock and 39,851 shares of Series A Preferred Stock as a stock dividend to its preferred shareholders as of March 31, 2013.

During the three months ended March 31, 2013, the Company incurred stock-based compensation expense due to the issuance of stock options, and amortization of unvested stock options. The aggregate expense for the three months ended March 31, 2013 is approximately $225,900.

The summary of the stock option activity for the three months ended March 31, 2013 is as follows:

		Weighted
		Average	Weighted
		Exercise Price	Average Remaining
	Shares	per Share	Life (Years)

Outstanding, January 1, 2013	36,667,616	$0.23	6.1
Granted	1,930,000	$0.11	7.8
Cancelled	(9,402)	$2.01	-
Exercised	-	$-	-
Outstanding March 31, 2013	38,588,214	$0.23	5.9

The fair value of each stock option was estimated using the Black Scholes pricing model which takes into account as of the grant date the exercise price (ranging from $0.106 to $0.168 per share) and expected life of the stock option ( ranging from 5-10 years), the current price of the underlying stock and its expected volatility (approximately 28 percent), expected dividends (-0- percent) on the stock and the risk free interest rate (0.8 to 1.9 percent) for the term of the stock option.

At March 31, 2013, the aggregate intrinsic value of options outstanding and currently exercisable amounted to approximately $1,130,000.

The summary of the status of the Company's non-vested options for the three months ended March 31, 2013 is as follows:

		Weighted
		Average
		Grant
		Date
	Shares	Fair Value

Non-vested, January 1, 2013	7,394,000	$0.05
Granted	1,930,000	$0.05
Cancelled	-	-
Vested	(5,451,000)	$0.05

Non-vested, March 31, 2013	3,873,000	$0.05

As of March 31, 2013, approximately $115,000 of total unrecognized compensation cost related to stock options is expected to be recognized over a weighted average period of 2.14 years. Due to the uncertainty over whether approximately 1,050,000 options granted during the year ended December 31, 2010 will vest based on performance milestones in the Company's long term incentive plan, no charge for these options has been recorded in the consolidated statements of operations for the three months ended March 31, 2013. The grant date fair value of these unvested options amounts to approximately $50,400. The Company will evaluate on an ongoing basis the probability and likelihood of any of these performance milestones being achieved and will accrue charges as it becomes likely that they will be achieved.

As of March 31, 2013, the Company has the following warrants to purchase common stock outstanding:

Number of Shares	Warrant Exercise	Warrant
To be Purchased	Price per Share	Expiration Date

3,986,429	$0.04	June 25, 2013
397,825	$0.04	September 30, 2014
1,750,000	$0.10	August 16, 2015
1,600,000	$0.13	August 16, 2015
1,333,333	$0.15	August 16, 2015
490,000	$0.10	October 22, 2015
196,000	$0.13	October 22, 2015
163,333	$0.15	October 22, 2015
625,000	$0.10	November 2, 2015
250,000	$0.13	November 2, 2015
208,334	$0.15	November 2, 2015
500,000	$0.10	November 19, 2015
200,000	$0.13	November 19, 2015
166,667	$0.15	November 19, 2015
240,125	$1.25	October 24, 2016
5,000,000	$0.10	February 15, 2016
2,200,000	$0.13	February 15, 2016
1,833,333	$0.15	February 15, 2016
1,166,667	$0.18	February 10, 2017
22,307,046

During the three months ended March 31, 2013 Convertible Notes in the principal and accrued interest amount of $1,226,042 were converted into 9,739,912 Common shares.

In December 2011, the Company terminated the original Purchase Agreement with Lincoln Park Capital Fund, LLC ("LPC") and executed a new purchase agreement, or the New Purchase Agreement, and a registration rights agreement, or the New Registration Rights Agreement, with LPC. Under the New Purchase Agreement, LPC is obligated, under certain conditions, to purchase from the Company up to $8.5 million of our Common Stock, from time to time over a thirty-two (32) month period.

The Company has the right, but not the obligation, to direct LPC to purchase up to $8,500,000 of its Common Stock in amounts up to $50,000 as often as every two business days under certain conditions. The Company can also accelerate the amount of its common stock to be purchased under certain circumstances. No sales of shares may occur at a purchase price below $0.10 per share or without a registration statement having been declared effective. The purchase price of the shares will be based on the market prices of our shares at the time of sale as computed under the New Purchase Agreement without any fixed discount. The Company may at any time at its sole discretion terminate the New Purchase Agreement without fee, penalty or cost upon one business days' notice.

There was no up-front commitment fee paid to LPC for entering into the new agreement. In the event the Company directs LPC to purchase up to $8,500,000 of its Common Stock, the Company is obligated to issue up to an additional 1,634,615 commitment fee shares of Common Stock on a pro rata basis. LPC may not assign any of its rights or obligations under the Purchase Agreement.

During the three months ended March 31, 2013 the Company received approximately $450,000 as proceeds from the sale of 4,154,435 shares of Common Stock per the terms of the Purchase Agreement with LPC at an average price of approximately $0.108 per share of Common. Per the terms of the Purchase Agreement the Company also issued an additional 86,535 shares of Common Stock as additional Commitment Fee shares. The fair value of the Commitment shares of approximately $10,000 has been recorded as a cost of raising capital.

As of March 31, 2013 $4,550,000 remained available under the Purchase Agreement with LPC. The Purchase Agreement terminates in August 2014.

9. STOCKHOLDERS' EQUITY

Preferred Stock

Our certificate of incorporation authorizes the issuance of up to 100,000,000 shares of "blank check" preferred stock, with such designation rights and preferences as may be determined from time to time by the Board of Directors. We have designated 12,000,000 shares of Series A Preferred Stock and 200,000 shares of Series B Preferred Stock as described below. Subject to the rights of the holders of the Series A and Series B Preferred Stock, our Board of Directors is empowered, without stockholder approval, to issue up to 87,800,000 additional shares of preferred stock with dividend, liquidation, conversion, voting or other rights.

10% Series A Preferred Stock

Each share of Series A Preferred Stock has a stated value of $1.00, and is convertible at the holder's option into that number of shares of Common Stock equal to the stated value of such share of Series A Preferred Stock divided by an initial conversion price of $1.25. Upon the occurrence of a stock split, stock dividend, combination of the Common Stock into a smaller number of shares, issuance of any of shares of Common Stock or other securities by reclassification of the Common Stock, merger or sale of substantially all of the Company's assets, the conversion rate will be adjusted so that the conversion rights of the Series A Preferred Stock stockholders will be equivalent to the conversion rights of the Series A Preferred Stock stockholders prior to such event. In addition, in the event the Company sells shares of Common Stock (or the equivalent thereof) at a price of less than $1.25 per share, the conversion price of the shares of Series A Preferred Stock will be reduced to such lower price. In addition, in the event the Company sells shares of Common Stock (or the equivalent thereof) at a price of less than $2.00 per share, the exercise price of the warrants issued to the holders of the Series A Preferred Stock will be reduced to such lower price. As of the "Qualified Closing" of our Series B Preferred Stock private placement in August of 2008, these investors' agreed to a modification of their rights and pricing and gave up their anti-dilution protection - see Qualified Closing description in Series B Preferred Stock section.

Pursuant to agreements with the June 30, 2006 purchasers of Series A Preferred Stock that waived rights to anti-dilution price protection upon the completion of the Series B offering, the Company reduced the conversion price for these holders of Series A Preferred Stock from $1.25 per share of Common to prices ranging from $0.10 to $0.45 per share of Common. The June 30, 2006 purchasers of Series A Preferred Stock also received reductions in their corresponding warrant exercise prices from $2.00 per share of Common Stock to exercise prices ranging from $0.40 to $0.90 per share of Common Stock.

The Series A Preferred Stock bears a dividend of 10% per annum payable quarterly, at the Company's election in cash or additional shares of Series A Preferred Stock valued at the stated value thereof; provided, however, that the Company must pay the dividend in cash if an "Event of Default" as defined in the Certificate of Designation designating the Series A Preferred Stock has occurred and is then continuing. In addition, upon an Event of Default, the dividend rate increases to 20% per annum. An Event of Default includes, but is not limited to, the following:

•	the occurrence of "Non-Registration Events";
•	an uncured breach by the Company of any material covenant, term or condition in the Certificate of Designation or any of the related transaction documents; and
•	any money judgment or similar final process being filed against the Company for more than $100,000.

In the event of the Company's dissolution, liquidation or winding up, the holders of the Series A Preferred Stock will receive, in priority over the holders of Common Stock, a liquidation preference equal to the stated value of such shares plus accrued dividends thereon.

The Series A Preferred Stock is not redeemable at the option of the holder but may be redeemed by the Company at its option following the third anniversary of the issuance of the Series A Preferred Stock for 120% of the stated value thereof plus any accrued but unpaid dividends upon 30 days' prior written notice, during which time the Series A Preferred Stock may be converted, provided a registration statement is effective under the Securities Act with respect to the Common Stock into which such Preferred is convertible and an Event of Default is not then continuing.

Holders of Series A Preferred Stock do not have the right to vote on matters submitted to the holders of Common Stock.

The registration rights provided for in the subscription agreements entered into with the purchasers of the Series A Preferred Stock: 1) required that the Company file a registration statement with the SEC on or before 120 days from the closing to register the shares of Common Stock issuable upon conversion of the Series A Preferred Stock and exercise of the warrants, and cause such registration statement to be effective within 240 days following the closing; and 2) entitles each of these investors to liquidated damages in an amount equal to two percent (2%) of the purchase price of the Series A Preferred Stock if the Company fails to timely file that registration statement with, or have it declared effective by, the SEC.

The transaction documents entered into with the purchasers of the Series A Preferred Stock also provide for various penalties and fees for breaches or failures to comply with provisions of those documents, such as the timely payment of dividends, delivery of stock certificates upon conversion of the Series A Preferred Stock or exercise of the warrants, and obtaining and maintaining an effective registration statement with respect to the shares of Common Stock underlying the Series A Preferred Stock and warrants sold in the offering.

The Company has recorded non-cash stock dividends in connection with the issuance of Series A Preferred Stock as a stock dividend to its preferred shareholders as of December 31, 2012. Prior to February 26, 2007 and after May 7, 2007, the dividend rate is 10% per annum. Effective February 26, 2007 due to the Company's failure to have the registration statement it filed declared effective by the Commission within the time required under agreements with the June 30, 2006 purchasers of the Series A Preferred Stock (i) dividends on the shares of Series A Preferred Stock issued to those purchasers were required to be paid in cash, (ii) the dividend rate increased from 10% per annum to 20% per annum, and (iii) such purchasers were entitled to liquidated damages of 2% of their principal investment payable in cash per 30 day period until the registration statement was declared effective. In connection with such cash dividend and penalty obligations, as modified by the Settlement Agreement described below, the Company's financial statements for the year ending December 31, 2007 also reflect an aggregate charge of $361,495. On May 7, 2007 the Company's registration statement filed in connection with the Company's obligations to the June 30, 2006 purchasers of its Series A Preferred Stock was declared effective by the Commission.

Pursuant to a settlement agreement entered into in August 2007 with the June 30, 2006 purchasers of the Series A Preferred Stock, cash dividends stopped accruing on the Series A Preferred Stock effective on the date the Company's registration statement was declared effective (May 7, 2007) and all cash dividends and penalties due through that date were paid with additional shares of Series A Preferred Stock at its stated value of $1.00 per share in lieu of cash. The settlement did not result in a gain or loss on extinguishment of debt for the year ended December 31, 2007. Additionally, as part of the settlement, the dividend rate on the Series A Preferred Stock issued to these purchasers was reset to 10% effective as of May 7, 2007.

During the years ended December 31, 2012 and 2011, the Company issued 150,008 and 266,161 shares of Series A Preferred Stock respectively as payment of stock dividends at the stated value of $1.00 per share. The fair value of the non-cash stock dividends for the years ended December 31, 2012 and 2011 amounted to $17,482 and $72,021, respectively.

Determination of Stock Dividend Fair Value

Effective January 1, 2010 the Company has changed its basis for estimating the fair value of the preferred stock dividends from the underlying conversion prices of the Series A and Series B Preferred Stock, to a five day volume weighted average price of actual closing market prices for the Company's Common Stock.

Common Stock

Our certificate of incorporation authorizes the issuance of up to 500,000,000 shares of common stock with a par value of $0.001 per share of common ("Common Stock").

In May 2010, the Company executed a purchase agreement, or the Purchase Agreement, and a registration rights agreement, or the Registration Rights Agreement, with Lincoln Park Capital Fund, LLC ("LPC"). Under the Purchase Agreement, LPC is obligated, under certain conditions, to purchase from the Company up to $6 million of our Common Stock, from time to time over a 750 day (twenty-five (25) monthly) period.

The Company has the right, but not the obligation, to direct LPC to purchase up to $6,000,000 of its Common Stock in amounts up to $50,000 as often as every two business days under certain conditions. The Company can also accelerate the amount of its common stock to be purchased under certain circumstances. No sales of shares may occur at a purchase price below $0.10 per share or without a registration statement having been declared effective. The purchase price of the shares will be based on the market prices of our shares at the time of sale as computed under the Purchase Agreement without any fixed discount. The Company may at any time at its sole discretion terminate the Purchase Agreement without fee, penalty or cost upon one business days' notice.

The Company issued 1,153,846 shares of our Common Stock to LPC as a commitment fee for entering into the agreement, and is obligated to issue up to an additional 1,153,846 shares pro rata as LPC purchases up to $6,000,000 of its Common Stock as directed by the Company. LPC may not assign any of its rights or obligations under the Purchase Agreement. During the years ended December 31, 2012 and 2011 the Company issued a total of 28,460,908 and 17,335,942 shares of Common Stock, which includes the commitment shares per the terms of the Purchase Agreement with LPC at an average price of approximately $0.129 and $0.179 per share of Common respectively. The fair value of the Commitment shares have been recorded as a cost of raising capital.

In December 2011, the Company terminated the Purchase Agreement and executed a new purchase agreement, or the New Purchase Agreement, and a registration rights agreement, or the New Registration Rights Agreement, with Lincoln Park Capital Fund, LLC ("LPC"). Under the New Purchase Agreement, LPC is obligated, under certain conditions, to purchase from the Company up to $8.5 million of our Common Stock, from time to time over a thirty-two (32) month) period.

The Company has the right, but not the obligation, to direct LPC to purchase up to $8,500,000 of its Common Stock in amounts up to $50,000 as often as every two business days under certain conditions. The Company can also accelerate the amount of its common stock to be purchased under certain circumstances. No sales of shares may occur at a purchase price below $0.10 per share or without a registration statement having been declared effective. The purchase price of the shares will be based on the market prices of our shares at the time of sale as computed under the Purchase Agreement without any fixed discount. The Company may at any time at its sole discretion terminate the Purchase Agreement without fee, penalty or cost upon one business days' notice.

There was no up-front commitment fee paid to LPC for entering into the new agreement, however the Company is obligated to issue up to an additional 1,634,615 shares pro rata as LPC purchases up to $8,500,000 of its Common Stock as directed by the Company. LPC may not assign any of its rights or obligations under the Purchase Agreement.

Stock Option Plans

As of December 31, 2012, the Company had a Long Term Incentive Plan ("2006 Plan") to attract, retain, and provide incentives to employees, officers, directors, and consultants. The Plan generally provides for the granting of stock, stock options, stock appreciation rights, restricted shares, or any combination of the foregoing to eligible participants.

A total of 40,000,000 shares of common stock are reserved for issuance under the 2006 Plan. As of December 31, 2012 there were outstanding options to purchase approximately 36,828,000 shares of common stock reserved under the plan. Additionally, as of December 31, 2012 there were options to purchase approximately 890,000 shares of Common Stock that were issued outside of the 2006 Plan. The Company may increase the shares in the 2006 Plan as needed to maintain the pool with 15% of the shares outstanding on a fully diluted basis.

The 2006 Plan as well as grants issued outside of the Plan are administered by the Board of Directors. The Board is authorized to select from among eligible employees, directors, advisors and consultants those individuals to whom incentives are to be granted and to determine the number of shares to be subject to, and the terms and conditions of the options. The Board is also authorized to prescribe, amend and rescind terms relating to options granted under the Plans. Generally, the interpretation and construction of any provision of the Plans or any options granted hereunder is within the discretion of the Board.

The Plan provides that options may or may not be Incentive Stock Options (ISOs) within the meaning of Section 422 of the Internal Revenue Code. Only employees of the Company are eligible to receive ISOs, while employees and non-employee directors, advisors and consultants are eligible to receive options, which are not ISOs, i.e. "Non-Qualified Options." Because the Company has not yet obtained shareholder approval of the 2006 Plan, all options granted thereunder to date are "Non-Qualified Options" and until such shareholder approval is obtained, all future options issued under the 2006 Plan will also be "Non-Qualified Options."

Stock-based Compensation

Total share-based employee, director, and consultant compensation for the years ended December 31, 2012 and 2011 amounted to approximately $63,100 and $865,500 respectively. These amounts are included in the statement of operations under the captions research and development ($13,228 and $444,200) and general and administrative ($49,900 and $421,300), respectively.

The summary of the stock option activity for the years ended December 31, 2012 and 2011 is as follows:

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual
	Shares	per Share	Life (Years)
Outstanding January 1, 2011	39,755,113	$0.44	8.2
Granted	290,000	$0.14	7.5
Cancelled	(64,800)	$0.14	-
Exercised	(146,875)	$0.04	-
Outstanding, December 31, 2011	39,833,438	$0.39	7.2
Granted	1,968,000	$0.15	6.85
Cancelled	(4,640,000)	$0.14	-
Expired	(190,783)	$34.72	-
Exercised	(303,039)	$0.04	-
Outstanding, December 31, 2012	36,667,616	$0.23	6.1

The fair value of each stock option was estimated using the Black Scholes pricing model which takes into account as of the grant date the exercise price (ranging from $0.129 to $0.168 per share) and expected life of the stock option (ranging from 5 to 10 years), the current price of the underlying stock and its expected volatility (approximately 28 percent), expected dividends (-0- percent) on the stock and the risk free interest rate (0 to 1.9 percent) for the term of the stock option.

The weighted-average grant date fair value for options granted during the years ended December 31, 2012 and 2011 amounted to approximately $0.04 and $0.06 per share, respectively. As of December 31, 2012 the Company's outstanding options had exercise prices ranging from $0.04 to $41.47 per share of Common Stock.

At December 31, 2012, the aggregate intrinsic value of options outstanding and options currently exercisable amounted to approximately $ 1,369,000. As of December 31, 2012, the Company had options currently exercisable into an aggregate total of 29,273,616 shares of common stock which have a weighted average exercise price of $0.26 per share.

The summary of the status of the Company's non-vested options for the year ended December 31, 2012 is as follows:

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Non-vested, January 1, 2012	11,910,000	$0.051
Granted	1,968,000	0.043
Cancelled	(4,640,000)	0.048
Vested	(1,844,000)	0.048
Exercised	-	-
Non-vested, December 31, 2012	7,394,000	$0.050

As of December 31, 2012, there was approximately $54,103 of total unrecognized compensation cost related to stock options. Due to the uncertainty over whether certain options granted during the year ended December 31, 2010 will vest based on performance milestones in the Company's long term incentive plan, no charge for these options has been recorded in the consolidated statements of operations for the year ended December 31, 2012. The Company will evaluate on an ongoing basis the probability and likelihood of any of these performance milestones being achieved and will accrue charges as it becomes likely that they will be achieved.

The Company has reserved a separate pool of 15.6 million shares of restricted stock that may be issued to employees and directors as part of a long term incentive plan tied to corporate objectives. As of December 31, 2012, none of these shares have been issued and due to the uncertainty over whether they will be issued, no charge for these shares has been recorded in the consolidated statement of operations for the year ended December 31, 2012.

As of December 31, 2012, the Company has the following warrants to purchase common stock outstanding:

Number of Shares	Warrant Exercise	Warrant
To be Purchased	Price per Share	Expiration Date
3,986,429	$0.035	June 25, 2013
397,825	$0.0362	September 30, 2014
1,750,000	$0.10	August 16, 2015
1,600,000	$0.125	August 16, 2015
1,333,333	$0.15	August 16, 2015
490,000	$0.10	October 22, 2015
196,000	$0.125	October 22, 2015
163,333	$0.15	October 22, 2015
625,000	$0.10	November 2, 2015
250,000	$0.125	November 2, 2015
208,334	$0.15	November 2, 2015
500,000	$0.10	November 19, 2015
200,000	$0.125	November 19, 2015
166,667	$0.15	November 19, 2015
240,125	$1.25	October 24, 2016
5,000,000	$0.10	February 15, 2016
2,200,000	$0.125	February 15, 2016
1,833,333	$0.15	February 15, 2016
1,166,667	$0.175	February 15, 2017
22,307,046

OTHER ASSETS	12 Months Ended
Dec. 31, 2012
OTHER ASSETS [Abstract]
OTHER ASSETS

4. OTHER ASSETS:

Other assets consist of the following:

December 31,	2012	2011

Intangible assets, net	$207,267	$213,600
Security deposits	46,953	56,394
Total	$254,220	$269,994

Intangible assets consist of the following:

December 31,	2012		2011
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization

Patents	$314,958	$107,691	$296,002	$82,402

Amortization expense amounted to $25,289 and $15,399 for the years ended December 31, 2012 and 2011, respectively. Amortization expense from inception to December 31, 2012 amounted to $107,691.

Amortization expense is anticipated to be approximately $25,000 per year for the next five years ended December 31, 2017.

COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

5. COMMITMENTS AND CONTINGENCIES

Employment Agreements

The Company is currently in the process of renewing employment agreements with certain key executives.

Litigation

The Company is currently not involved, but may at times be involved in various claims and legal actions. Management is currently of the opinion that these claims and legal actions would have no merit, and any ultimate outcome will not have a material adverse impact on the consolidated financial position of the Company and/or the results of its operations.

Royalty Agreements

Pursuant to an agreement dated August 11, 2003, an existing investor agreed to make a $4 million equity investment in the Company. These amounts were received by the Company in 2003. In connection with this agreement, the Company granted the investor a future royalty of 3% on all gross revenues received by the Company from the sale of its CytoSorb® device. For the three months ended March 31, 2013 the Company has accrued royalty costs of approximately $5,000.

License Agreements

In an agreement dated September 1, 2006, the Company entered into a license agreement which provides the Company the exclusive right to use its patented technology and proprietary know how relating to adsorbent polymers for a period of 18 years. Under the terms of the agreement, the Company has agreed to pay royalties of 2.5% to 5% on the sale of certain of its products if and when those products are sold commercially for a term not greater than 18 years commencing with the first sale of such product. For the three months ended March 31, 2013 per the terms of the license agreement the Company has accrued royalty costs of approximately $5,000.

Warrant Agreement

As inducement to invest additional funds in the private placement of Series B Preferred Stock, additional consideration was granted to the participants of the Series B Preferred Stock offering in the event that litigation is commenced against CytoSorbents prior to June 30, 2018, claiming patent infringement on certain of the Company's issued patents. In the event this litigation arises the Company may be required to issue warrants to purchase in the aggregate up to a maximum of ten million shares of Common Stock subject to certain adjustments. Through March 31, 2013 no such litigation has arisen and due to the deemed low probability of this potential outcome; the Company has not booked a contingent liability for this agreement.

8. COMMITMENTS AND CONTINGENCIES:

The Company is obligated under non-cancelable operating leases for office space expiring at various dates through May 2013. The aggregate minimum future payments under these leases are approximately as follows:

Year ending December 31,

	2013	$86,700
	2014	2,700
Total		$89,400

The preceding data reflects existing leases through the date of this report and does not include replacements upon their expiration. In the normal course of business, operating leases are normally renewed or replaced by other leases.

Rent expense for the years ended December 31, 2012 and 2011 amounted to approximately $334,000 and $249,000, respectively.

Employment Agreements

The Company has employment agreements with certain key executives through December 2012. The agreements provide for annual base salaries of varying amounts. The Company is currently in the process of renewing these agreements.

Litigation

The Company is currently not involved, but may at times be involved in various claims and legal actions. Management is currently of the opinion that these claims and legal actions would have no merit, and any ultimate outcome will not have a material adverse impact on the consolidated financial position of the Company and/or the results of its operations.

Royalty Agreements

Pursuant to an agreement dated August 11, 2003 an existing investor agreed to make a $4 million equity investment in the Company. These amounts were received by the Company in 2003. In connection with this agreement the Company granted the investor a future royalty of 3% on all gross revenues received by the Company from the sale of its CytoSorb® device. For the years ended December 31, 2012 and 2011 the Company accrued royalty costs of $3,000 and $1,100 respectively

License Agreements

In an agreement dated September 1, 2006, the Company entered into a license agreement which provides the Company the exclusive right to use its patented technology and proprietary know how relating to adsorbent polymers for a period of 18 years. Under the terms of the agreement, the Company has agreed to pay royalties of 2.5% to 5% on the sale of certain of its products if and when those products are sold commercially for a term not greater than 18 years commencing with the first sale of such product. For the years ended December 31, 2012 and 2011 per the terms of the license agreement the Company recorded royalty costs of $2,400 and $1,000 respectively.

Warrant Agreement

As inducement to invest additional funds in the private placement of Series B Preferred Stock, additional consideration was granted to the participants of the Series B Preferred Stock offering in the event that litigation is commenced against CytoSorbents prior to June 30, 2018, claiming patent infringement on certain of the Company's issued patents. In the event this litigation arises the Company may be required to issue warrants to purchase in the aggregate up to a maximum of ten million shares of Common Stock subject to certain adjustments. Through December 31, 2012 no such litigation has arisen and due to the deemed low probability of this potential outcome, the Company has not booked a contingent liability for this agreement.

ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

5. ACCOUNTS PAYABLE AND ACCRUED EXPENSES:

Accounts Payable and accrued expenses consist of the following:

	2012	2011

Other payable	$364,285	$374,758
Legal, financial and consulting	177,797	123,650
Research and development	608,429	735,218

	$1,150,511	$1,233,626

NET LOSS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
NET LOSS PER SHARE [Abstract]
NET LOSS PER SHARE

6. NET LOSS PER SHARE

Basic loss per share and diluted loss per share for the three months ended March 31, 2013 and 2012 have been computed by dividing the net loss for each respective period by the weighted average number of shares outstanding during that period. All outstanding warrants and options representing approximately 60,895,000 and 62,994,000 incremental shares at March 31, 2013 and 2012, respectively, as well as shares issuable upon conversion of Series A and Series B Preferred Stock representing approximately 205,496,000 and 186,225,000 incremental shares at March 31, 2013 and 2012, respectively, as well as potential shares issuable upon Note conversion into Common Stock representing approximately -0- and 12,197,000 incremental shares at March 31, 2013 and 2012, respectively, have been excluded from the computation of diluted loss per share as they are anti-dilutive.

11. NET LOSS PER SHARE

Basic earnings per share and diluted earnings per share for the years ended December 31, 2012 and 2011 have been computed by dividing the net loss for each respective period by the weighted average number of shares outstanding during that period. All outstanding warrants and options representing approximately 59,134,662 and 61,473,817 incremental shares at December 31, 2012 and 2011, respectively, as well as shares issuable upon conversion of Series A & B Convertible Preferred Stock and Preferred Stock Warrants representing 200,484,837 and 182,041,312 incremental shares at December 31, 2012 and 2011, respectively, as well as potential shares issuable upon Promissory Note conversion into Common Stock representing approximately 11,050,000 and 11,330,000 shares at December 31, 2012 and 2011, respectively, and have been excluded from the computation of diluted loss per share as they are anti-dilutive.

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

7. SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring after the balance sheet date through the date of the issuance of this report.

During April and May, the Company received approximately $100,000 as proceeds from the sale of 911,205 shares of Common Stock per the terms of the Purchase Agreement with LPC at an average price of $0.11 per share of Common. Per the terms of the Purchase Agreement the Company also issued an additional 19,230 shares of Common Stock as additional Commitment Fee shares.

On April 3, 2013, the BOD approved a 2013 Stock Option Grant totaling 10,305,000 options, available in part to all eligible employees of the Company, that vests only with the achievement of certain pre-determined milestones relating to commercialization of CytoSorb®, financing, strategic partnerships, and product development. In addition, a pool of 22,750,000 shares of restricted stock was allocated, but not awarded, to only awarded with the achievement of certain long-term milestones. Should these long-term milestones not be met in 2013, these restricted shares would be cancelled.

On April 11, 2013, the Company announced the award of an additional Phase I SBIR option, valued at $50,000 over 2 months, related to its previously announced Phase I and Phase II award to develop its technologies for the treatment of burn injury and trauma, from the U.S. Army Medical Research and Materiel Command.

On April 15, 2013, the Company announced the hiring of Christopher Cramer, MS, MBA as Vice President of Business Development. Mr. Cramer brings more than 15 years of business development and commercial experience in the medical device field. Most recently, Mr. Cramer was Senior Director of Venture Development at Johnson & Johnson, a manufacturer and multi-national distributor of pharmaceutical, medical devices and consumer products with over $67 billion in annual worldwide sales.

12. SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring after the balance sheet date which include the following:

To date, in 2013, the Company received approximately $450,000 as proceeds from the sale of 4,154,436 shares of Common Stock per the terms of the Purchase Agreement with Lincoln Park Capital at an average price of approximately $0.108 per share of Common Stock. Per the terms of the Purchase Agreement the Company also issued an additional 86,535 shares of Common Stock as additional Commitment Fee shares.

In February 2013, we issued 4,699,000 and 5,041,000 shares of common stock in satisfaction of the February 2011 Convertible Promissory Notes and February 2012 Convertible Promissory Notes, respectively. Both convertible promissory notes matured in February 2013 and had automatic conversion provisions pursuant to the terms of the notes.

During Q1 2013 the Company requested and a majority of Common shareholders approved an increase to our authorized Common Stock raising the authorized shares from 500,000,000 to 800,000,000.

As of March 31, 2013 the Company issued 39,851 shares of its Series A Convertible Preferred Stock and 1,801.83 shares of its Series B Convertible Stock. The dividend shares are not included in the above financial statements.

As an approved participant of the Technology Business Tax Certificate Transfer Program sponsored by the New Jersey Economic Development Authority, in January 2013 we received $391,756 from the sale of our prior unused net operating loss carryovers.

On February 8, 2013, our Chief Financial Officer, Thomas Bocchino, resigned from his position with the Company due to personal reasons. The resignation was not a result of any disagreements relating to the Company's operations, policies or practices. Mr. Bocchino agreed to continue to assist the Company on part-time basis. On the same day, the Board of Directors of the Company appointed Ronald Berger as the interim Chief Financial Officer.

REDEEMABLE SERIES B CONVERTIBLE PREFERRED STOCK	12 Months Ended
Dec. 31, 2012
REDEEMABLE SERIES B CONVERTIBLE PREFERRED STOCK [Abstract]
REDEEMABLE SERIES B CONVERTIBLE PREFERRED STOCK
10. REDEEMABLE SERIES B CONVERTIBLE PREFERRED STOCK

10 % Series B Cumulative Convertible Preferred Stock

Each share of Series B Preferred Stock has a stated value of $100.00, and is convertible at the holder's option into that number of shares of Common Stock equal to the stated value of such share of Series B Preferred Stock divided by an initial conversion price of $0.035, subject to certain adjustments. Additionally, upon the occurrence of a stock split, stock dividend, combination of the Common Stock into a smaller number of shares, issuance of any of shares of Common Stock or other securities by reclassification of the Common Stock, merger or sale of substantially all of the Company's assets, the conversion rate will be adjusted so that the conversion rights of the Series B Preferred Stock stockholders will be equivalent to the conversion rights of the Series B Preferred Stock stockholders prior to such event.

The Series B Preferred Stock bears a dividend of 10% per annum payable quarterly; provided, that if an "Event of Default" as defined in the Certificate of Designation designating the Series B Preferred Stock has occurred and is then continuing, the dividend rate increases to 20% per annum. An Event of Default includes, but is not limited to, the following:

•	the occurrence of "Non-Registration Events";
•	an uncured breach by the Company of any material covenant, term or condition in the Certificate of Designation or any of the related transaction documents; and
•	any money judgment or similar final process being filed against the Company for more than $100,000.

Dividends on the Series B Preferred Stock will be made in additional shares of Series B Preferred Stock, valued at the stated value thereof. Notwithstanding the foregoing, during the first three-years following the initial closing, upon the approval of the holders of a majority of the Series B Preferred Stock, including the lead investor, NJTC Venture Fund ("NJTC"), if it then owns 25% of the shares of Series B Preferred Stock initially purchased by it (the "Required Amount"), the Company may pay dividends in cash instead of additional shares of Series B Preferred Stock, and after such three-year period, the holders of a majority of the Series B Preferred Stock, including NJTC if it then owns the Required Amount, may require that such payments be made in cash.

In the event of the Company's dissolution, liquidation or winding up, the holders of the Series B Preferred Stock will receive, in priority over the holders of Series A Preferred Stock and Common Stock, a liquidation preference equal to the stated value of such shares plus accrued dividends thereon.

Holders of Series B Preferred Stock have the right to vote on matters submitted to the holders of Common Stock on an as converted basis.

The Company has agreed to file a registration statement under the Securities Act covering the Common Stock issuable upon conversion of the Series B Preferred Stock within 180 days following the initial closing and to cause it to become effective within 240 days of such closing. The Company also granted the investors demand and piggyback registration rights with respect to such Common Stock. The investors in the private placement are entitled to liquidated damages in an amount equal to two percent (2%) of the purchase price of the Series B Preferred Stock if the Company fails to timely file that registration statement with, or have it declared effective by, the SEC. The Company has received a waiver from a majority of the Series B holders for the non-registration event and the timing of the Series B registration does not create a cross-default of the Series A Preferred Series.

Following the fifth anniversary of the initial closing, the holders of a majority of the Series B Preferred Stock, including NJTC (if it then holds 25% of the shares of Series B Preferred Stock initially purchased by it) may elect to require the Company to redeem all (but not less than all) of their shares of Series B Preferred Stock at the original purchase price for such shares plus all accrued and unpaid dividends whether or not declared, provided the market price of the Company's Common Stock is then below the conversion price of the Series B Preferred Stock.

Pursuant to the Certificate of Designation designating the Series B Preferred Stock, for so long as NJTC holds the Required Amount, NJTC is entitled to elect (i) two directors to the Company's Board of Directors, which shall initially consist of six members, and (ii) two members to the Company's compensation committee, which shall consist of at least three members. Within twelve months following the initial closing, the Company agreed to reduce the number of Directors on the Company's Board of Directors to five members. Following the initial closing, two affiliates of NJTC joined the Company's Board of Directors and compensation committee pursuant to the foregoing provision.

The transaction documents entered into with the purchasers of the Series B Preferred Stock also provide for various penalties and fees for breaches or failures to comply with provisions of those documents, such as the timely payment of dividends, delivery of stock certificates upon conversion of the Series B Preferred Stock or exercise of the warrants, and obtaining and maintaining an effective registration statement with respect to the shares of Common Stock underlying the Series B Preferred Stock and warrants sold in the offering.

In accordance with accounting standards governing debt with conversion and other options, the Company allocates the proceeds associated with the issuance of preferred stock based on the relative fair value of the preferred stock and warrants. Additionally, the Company evaluates if the embedded conversion option results in a beneficial conversion feature by comparing the relative fair value allocated to the preferred stock to the market value of the underlying common stock subject to conversion. The value assigned to the warrants resulting from the relative fair value calculation as well as the value of the beneficial conversion feature is recorded as a preferred stock dividend and is presented in the consolidated statements of operations. In addition, the Company considers the guidance of accounting for derivative financial instruments indexed to, and potentially settled in, a company's own common stock, and accounting for derivative instruments and hedging activities and concluded that the conversion feature embedded in the preferred stock only provides for physical settlement and there are no net settlement features. Accordingly, the Company has concluded that the conversion feature is not considered a derivative.

During the years ended December 31, 2012 and 2011, the Company issued 6,780.79 and 6,283.41 shares of Series B Preferred Stock respectively as payment of stock dividends at the stated value of $100.00 per share. The fair value of the non-cash stock dividends for the years ended December 31, 2012 and 2011 amounted to $2,493,930 and $3,015,020, respectively.

Determination of Stock Dividend Fair Value

Effective January 1, 2010 the Company has changed its basis for estimating the fair value of the preferred stock dividends from the underlying conversion prices of the Series A and Series B Preferred Stock, to a five day volume weighted average price of actual closing market prices for the Company's Common Stock.

As the redemption events described above were not solely within the Company's control, all shares of redeemable convertible Series B preferred stock were presented outside of permanent equity.

PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Nature of Business

Nature of Business

The Company, through its subsidiary CytoSorbents, Inc., is engaged in the research, development and commercialization of medical devices with its platform blood purification technology incorporating a proprietary adsorbent polymer technology. The Company, through its European Subsidiary, has commenced initial sales and marketing related operations for the CytoSorb® device in the European Union. The Company is focused on developing this technology for multiple applications in the medical field, specifically to provide improved blood purification for the treatment of acute and chronic health complications associated with blood toxicity. In March 2011, the Company received CE Mark approval for its CytoSorb® device, and in June 2012, officially launched CytoSorb® for commercial sale in Germany and later in Austria and Switzerland with a small direct sales force. As of March 31, 2013, the Company had only limited commercial operations and, accordingly, is in the development stage. The Company has yet to generate any significant revenue and has no assurance of future revenue.

Nature of Business

The Company, through its subsidiary, is engaged in the research, development and commercialization of medical devices with its platform blood purification technology incorporating a proprietary adsorbent polymer technology. The Company, through its European Subsidiary, has commenced initial sales and marketing related operations for the CytoSorb® device in the European Union. The Company is focused on developing this technology for multiple applications in the medical field, specifically to provide improved blood purification for the treatment of acute and chronic health complications associated with blood toxicity. In March 2011, the Company received CE Mark approval for its CytoSorb ® device. As of December 31, 2012, the Company had only limited commercial operations and, accordingly, is in the development stage. The Company has yet to generate any significant revenue and has no assurance of future revenue.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Parent, CytoSorbents Corporation, and its wholly-owned subsidiaries, CytoSorbents, Inc. and CytoSorbents Europe GmbH. All significant intercompany transactions and balances have been eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements include the accounts of the Parent, CytoSorbents Corporation, and its wholly-owned subsidiaries, CytoSorbents, Inc. and CytoSorbents Europe GmbH. All significant intercompany transactions and balances have been eliminated in consolidation.

Development Stage Corporation	Development Stage Corporation The accompanying consolidated financial statements have been prepared in accordance with the provisions of accounting and reporting by development stage enterprises.	Development Stage Corporation The accompanying consolidated financial statements have been prepared in accordance with the provisions of accounting and reporting by development stage enterprises.
Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.	Cash and Cash Equivalents The Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.
Accounts Receivable

Accounts Receivable

Accounts receivable are customer obligations due under normal trade terms. The Company sells its devices to various hospitals and distributors. The Company performs ongoing credit evaluations of customers' financial condition and does not require collateral. Management reviews accounts receivable periodically to determine collectability. Balances that are determined to be uncollectible are written off to the allowance for doubtful accounts. The allowance for doubtful accounts contains a general accrual for estimated bad debts and had a balance of zero at March 31, 2013 and December 31, 2012.

Accounts Receivable

Accounts receivable are customer obligations due under normal trade terms. The Company sells its devices to various hospitals and distributors. The Company performs ongoing credit evaluations of customers' financial condition and does not require collateral. Management reviews accounts receivable periodically to determine collectability. Balances that are determined to be uncollectible are written off to the allowance for doubtful accounts. The allowance for doubtful accounts contains a general accrual for estimated bad debts and had a balance of zero at December 31, 2012 and December 31, 2011.

Inventories

Inventories

Inventories are valued at the lower of cost or market. At March 31, 2013 and December 31, 2012 the Company's inventory was comprised of finished goods, which amounted to $402,001 and $438,790, respectively, work in process which amounted to $110,400 and $194,880, respectively and raw materials, which amounted to $42,859 and $48,702, respectively.

Inventories

Inventories are valued at the lower of cost or market. At December 31, 2012 and December 31, 2011 the Company's inventory was comprised of finished goods, which amounted to $438,790 and $191,340, respectively, work in process which amounted to $194,880 and $239,682, respectively and raw materials which amounted to $48,702 and $-0-, respectively.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation of property and equipment is provided for by the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the lesser of their economic useful lives or the term of the related leases. Gains and losses on depreciable assets retired or sold are recognized in the statements of operations in the year of disposal. Repairs and maintenance expenditures are expensed as incurred.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation of property and equipment is provided for by the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the lesser of their economic useful lives or the term of the related leases. Gains and losses on depreciable assets retired or sold are recognized in the statements of operations in the year of disposal. Repairs and maintenance expenditures are expensed as incurred.

Patents

Patents

Legal costs incurred to establish patents are capitalized. When patents are issued, capitalized costs are amortized on the straight-line method over the related patent term. In the event a patent is abandoned, the net book value of the patent is written off.

Patents

Legal costs incurred to establish patents are capitalized. When patents are issued, capitalized costs are amortized on the straight-line method over the related patent term. In the event a patent is abandoned, the net book value of the patent is written off.

Impairment or Disposal of Long-Lived Assets

Impairment or Disposal of Long-Lived Assets

The Company assesses the impairment of patents and other long-lived assets under accounting standards for the impairment or disposal of long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if its carrying amount is not recoverable through its undiscounted cash flows and measures the impairment loss based on the difference between the carrying amount and fair value.

Impairment or Disposal of Long-Lived Assets

The Company assesses the impairment of patents and other long-lived assets under accounting standards for the impairment or disposal of long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if its carrying amount is not recoverable through its undiscounted cash flows and measures the impairment loss based on the difference between the carrying amount and fair value.

Revenue Recognition	Revenue Recognition The Company recognizes revenue when it is earned. Delivery of the goods generally completes the criteria for revenue recognition.	Revenue Recognition The Company recognizes revenue when it is earned. Delivery of the goods generally completes the criteria for revenue recognition.
Grant Revenue

Grant Revenue

Revenue from grant income is based on contractual agreements. Certain agreements provide for reimbursement of costs, while other agreements provide for reimbursement of costs and an overhead margin. Revenues are recognized when milestones have been achieved and revenues have been earned. Costs are recorded as incurred. Costs subject to reimbursement by these grants have been reflected as costs of revenue.

Grant Revenue

Revenue from grant income is based on contractual agreements. Certain agreements provide for reimbursement of costs, while other agreements provide for reimbursement of costs and an overhead margin. Revenues are recognized when milestones have been achieved and revenues have been earned. Costs are recorded as incurred. Costs subject to reimbursement by these grants have been reflected as costs of revenue.

Research and Development	Research and Development All research and development costs, payments to laboratories and research consultants are expensed when incurred.	Research and Development All research and development costs, payments to laboratories and research consultants are expensed when incurred.
Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method prescribed by accounting standards for accounting for income taxes. Deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is provided if it is more likely than not that some or all of the deferred tax asset will not be realized. Under Section 382 of the Internal Revenue Code the net operating losses generated prior to the reverse merger may be limited due to the change in ownership. Additionally, net operating losses generated subsequent to the reverse merger may be limited in the event of changes in ownership.

The Company follows accounting standards associated with uncertain tax positions. The Company had no unrecognized tax benefits at December 31, 2012 or 2011. The Company files tax returns in the U.S. with both federal and state jurisdictions and in other countries as required. The Company currently has no open years prior to December 31, 2009 and has no income tax related penalties or interest for the periods presented in these financial statements.

Income Taxes

Income taxes are accounted for under the asset and liability method prescribed by accounting standards for accounting for income taxes. Deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is provided if it is more likely than not that some or all of the deferred tax asset will not be realized. Under Section 382 of the Internal Revenue Code the net operating losses generated prior to the reverse merger may be limited due to the change in ownership. Additionally, net operating losses generated subsequent to the reverse merger may be limited in the event of changes in ownership.

The Company follows the accounting standards associated with uncertain tax provisions. The Company had no unrecognized tax benefits at December 31, 2012 or 2011. The Company files tax returns in the U.S. federal and state jurisdictions. The Company currently has no open years prior to December 31, 2009 and has no income tax related penalties or interest for the periods presented in these financial statements.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ from these estimates. Significant estimates in these financials are the valuation of options granted, the valuation of preferred shares issued as stock dividends and valuation methods used in determining any debt discount associated with convertible securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ from these estimates. Significant estimates in these financials are the valuation of options granted and the valuation of preferred shares issued as stock dividends.

Concentration of Credit Risk

Concentration of Credit Risk

The Company maintains cash balances, at times, with financial institutions in excess of amounts insured by the Federal Deposit Insurance Corporation. Management monitors the soundness of these institutions in an effort to minimize its collection risk of these balances.

Concentration of Credit Risk

The Company maintains cash balances, at times, with financial institutions in excess of amounts insured by the Federal Deposit Insurance Corporation. Management monitors the soundness of these institutions in an effort to minimize its collection risk of these balances.

Financial Instruments

Financial Instruments

The carrying values of cash and cash equivalents, short-term investments, accounts payable, notes payable, and other debt obligations approximate their fair values due to their short-term nature.

Financial Instruments

The carrying values of cash and cash equivalents, short-term investments, accounts payable and other debt obligations approximate their fair values due to their short-term nature.

Net Loss Per Common Share

Net Loss Per Common Share

Basic EPS is computed by dividing income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period. The computation of Diluted EPS does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings (See Note 6).

Net Loss per Common Share

Basic EPS is computed by dividing income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period. The computation of diluted EPS does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings. (See Note 10).

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for its stock-based compensation under the recognition requirements of accounting standards for accounting for stock-based compensation, for employees and directors whereby each option granted is valued at fair market value on the date of grant. Under these accounting standards, the fair value of each option is estimated on the date of grant using the Black-Scholes option pricing model.

The Company also follows the guidance of accounting standards for accounting for equity instruments that are issued to other than employees for acquiring, or in conjunction with selling, goods or services for equity instruments issued to consultants.

Stock-Based Compensation

The Company accounts for its stock-based compensation under the recognition requirements of accounting standards for accounting for stock-based compensation, for employees and directors whereby each option granted is valued at fair market value on the date of grant. Under these accounting standards, the fair value of each option is estimated on the date of grant using the Black-Scholes option pricing model.

The Company also follows the guidance of accounting standards for accounting for equity instruments that are issued to other than employees for acquiring, or in conjunction with selling, goods or services for equity instruments issued to consultants.

Effects of Recent Accounting Pronouncements	Effects of Recent Accounting Pronouncements There have been no recently issued accounting standards, which would have an impact on the Company's financial statements.	Effects of Recent Accounting Pronouncements There have been no recently issued accounting standards which would have an impact on the Company's financial statements.
Shipping and Handling Costs

Shipping and Handling Costs

The Company records shipping and handling costs in Research and Development. Total freight costs amounted to approximately $10,000 and $23,000 for the three months ended March 31, 2013 and March 31, 2012 respectively.

Shipping and Handling Costs

The Company records shipping and handling costs in Research and Development. Total freight costs amounted to approximately $65,000 and $14,000 for the years ended December 31, 2012 and 2011 respectively.

Reclassifications

Reclassifications

Certain items for the periods ended March 31, 2013 and 2012 have been reclassified to conform to the presentation at March 31, 2013. There was no change in net income as a result of these reclassifications.

Reclassification

Certain reclassifications have been made to the prior years' consolidated financial statements and related  notes to conform to the current year presentation.

During 2012, the Company re-examined its accounting treatment related to the Series B Preferred Stock under  FASB guidance and determined that the Series B Preferred Stock should be classified as temporary equity in the balance sheet, as reflected in the financial statements included herein. The Company also determined that the Series B Preferred Stock was initially reported at its fair value and that as the security is not currently redeemable and it is not probable that the security will become redeemable, because the resolution of the contingencies discussed in Note 10 that would allow redemption have not occurred, subsequent adjustment as December 31, 2012 is not necessary. The reclassification has no impact on net income for any period presented in these financial statements.

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net

Property and equipment - net, consists of the following:

			Depreciation/
			Amortization
December 31,	2012	2011	Period

Furniture and fixtures	$130,015	$130,015	7 years
Equipment and computers	1,921,845	1,901,995	3 to 7 years
Leasehold improvements	462,980	462,980	Term of lease
	2,514,840	2,494,990
Less accumulated depreciation and amortization	2,369,240	2,339,923
Property and Equipment, Net	$145,600	$155,067

STOCKHOLDERS' EQUITY (DEFICIT) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
Summary of Stock Option Activity

The summary of the stock option activity for the three months ended March 31, 2013 is as follows:

		Weighted
		Average	Weighted
		Exercise Price	Average Remaining
	Shares	per Share	Life (Years)

Outstanding, January 1, 2013	36,667,616	$0.23	6.1
Granted	1,930,000	$0.11	7.8
Cancelled	(9,402)	$2.01	-
Exercised	-	$-	-
Outstanding March 31, 2013	38,588,214	$0.23	5.9

The summary of the stock option activity for the years ended December 31, 2012 and 2011 is as follows:

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual
	Shares	per Share	Life (Years)
Outstanding January 1, 2011	39,755,113	$0.44	8.2
Granted	290,000	$0.14	7.5
Cancelled	(64,800)	$0.14	-
Exercised	(146,875)	$0.04	-
Outstanding, December 31, 2011	39,833,438	$0.39	7.2
Granted	1,968,000	$0.15	6.85
Cancelled	(4,640,000)	$0.14	-
Expired	(190,783)	$34.72	-
Exercised	(303,039)	$0.04	-
Outstanding, December 31, 2012	36,667,616	$0.23	6.1

Summary of Status of Non-Vested Options

The summary of the status of the Company's non-vested options for the three months ended March 31, 2013 is as follows:

		Weighted
		Average
		Grant
		Date
	Shares	Fair Value

Non-vested, January 1, 2013	7,394,000	$0.05
Granted	1,930,000	$0.05
Cancelled	-	-
Vested	(5,451,000)	$0.05

Non-vested, March 31, 2013	3,873,000	$0.05

The summary of the status of the Company's non-vested options for the year ended December 31, 2012 is as follows:

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Non-vested, January 1, 2012	11,910,000	$0.051
Granted	1,968,000	0.043
Cancelled	(4,640,000)	0.048
Vested	(1,844,000)	0.048
Exercised	-	-
Non-vested, December 31, 2012	7,394,000	$0.050

Warrants to Purchase Common Stock

As of March 31, 2013, the Company has the following warrants to purchase common stock outstanding:

Number of Shares	Warrant Exercise	Warrant
To be Purchased	Price per Share	Expiration Date

3,986,429	$0.04	June 25, 2013
397,825	$0.04	September 30, 2014
1,750,000	$0.10	August 16, 2015
1,600,000	$0.13	August 16, 2015
1,333,333	$0.15	August 16, 2015
490,000	$0.10	October 22, 2015
196,000	$0.13	October 22, 2015
163,333	$0.15	October 22, 2015
625,000	$0.10	November 2, 2015
250,000	$0.13	November 2, 2015
208,334	$0.15	November 2, 2015
500,000	$0.10	November 19, 2015
200,000	$0.13	November 19, 2015
166,667	$0.15	November 19, 2015
240,125	$1.25	October 24, 2016
5,000,000	$0.10	February 15, 2016
2,200,000	$0.13	February 15, 2016
1,833,333	$0.15	February 15, 2016
1,166,667	$0.18	February 10, 2017
22,307,046

As of December 31, 2012, the Company has the following warrants to purchase common stock outstanding:

Number of Shares	Warrant Exercise	Warrant
To be Purchased	Price per Share	Expiration Date
3,986,429	$0.035	June 25, 2013
397,825	$0.0362	September 30, 2014
1,750,000	$0.10	August 16, 2015
1,600,000	$0.125	August 16, 2015
1,333,333	$0.15	August 16, 2015
490,000	$0.10	October 22, 2015
196,000	$0.125	October 22, 2015
163,333	$0.15	October 22, 2015
625,000	$0.10	November 2, 2015
250,000	$0.125	November 2, 2015
208,334	$0.15	November 2, 2015
500,000	$0.10	November 19, 2015
200,000	$0.125	November 19, 2015
166,667	$0.15	November 19, 2015
240,125	$1.25	October 24, 2016
5,000,000	$0.10	February 15, 2016
2,200,000	$0.125	February 15, 2016
1,833,333	$0.15	February 15, 2016
1,166,667	$0.175	February 15, 2017
22,307,046

OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ASSETS [Abstract]
Schedule of Other Assets	Other assets consist of the following:
December 31,	2012	2011

Intangible assets, net	$207,267	$213,600
Security deposits	46,953	56,394
Total	$254,220	$269,994

Schedule of Intangible Assets	Intangible assets consist of the following:
December 31,	2012		2011
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization

Patents	$314,958	$107,691	$296,002	$82,402

ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Accounts Payable and Accrued Expenses

Accounts Payable and accrued expenses consist of the following:

	2012	2011

Other payable	$364,285	$374,758
Legal, financial and consulting	177,797	123,650
Research and development	608,429	735,218

	$1,150,511	$1,233,626

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the Federal statutory rate to the Company's effective tax rate for the years ended December 31, 2012 and December 31, 2011 is as follows:

	2012	2011
Federal statutory rate	(34.0)%	(34.0)%
Decrease resulting from:
Non-deductible expenses	4.4	5.9
Timing differences	-	-
Change in valuation allowance	28.8	25.0
Net operating losses	0.8	3.1
Effective tax rate	-%	-%

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases

The Company is obligated under non-cancelable operating leases for office space expiring at various dates through May 2013. The aggregate minimum future payments under these leases are approximately as follows:

Year ending December 31,

	2013	$86,700
	2014	2,700
Total		$89,400

BASIS OF PRESENTATION (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
BASIS OF PRESENTATION [Abstract]
Deficit accumulated during the development stage	$ 100,947,819	$ 98,732,460	$ 92,557,542
Number of patents issued	32

PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 0		$ 0	$ 0
Inventory of finished goods	402,001		438,790	191,340
Inventory of work in progress	110,400		194,880	239,682
Inventory of raw materials	42,859		48,702	0
Freight costs	$ 10,000	$ 23,000	$ 65,000	$ 14,000

CONVERTIBLE NOTES (Details) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended		191 Months Ended	194 Months Ended		1 Months Ended					1 Months Ended
	Feb. 28, 2013	Feb. 28, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Feb. 29, 2012	Feb. 29, 2012 February 2011 Promissory Notes [Member]	Feb. 28, 2011 February 2011 Promissory Notes [Member]	Feb. 28, 2013 February 2011 Promissory Notes [Member] Subsequent Event [Member]	Feb. 29, 2012 February 2012 Promissory Notes [Member]	Feb. 28, 2011 February 2012 Promissory Notes [Member]	Feb. 28, 2013 February 2012 Promissory Notes [Member] Subsequent Event [Member]	Feb. 28, 2011 Warrant Coverage Calculation, $0.10 Exercise Price [Member]	Feb. 28, 2011 Warrant Coverage Calculation, $0.125 Exercise Price [Member]	Feb. 28, 2011 Warrant Coverage Calculation, $0.15 Exercise Price [Member]	Feb. 29, 2012 Warrant Coverage Calculation, $0.175 Exercise Price [Member]
Debt Instrument [Line Items]
Promissory notes, aggregate principal amount													$ 700,000	$ 1,250,000
Promissory note, maturity period										12 months	12 months
Promissory note, interest rate	8.00%									8.00%	8.00%
Number of securities called by warrants					890,000		890,000
Promissory note, convertible, conversion price per share													$ 0.15	$ 0.1
Aggregate debt or equity financing amount		750,000							750,000
Pre-money, fully-diluted company value, threshold		35,000,000
Percentage of principal amount used to calculate shares of common stock for warrant coverage																50.00%	25.00%	25.00%	25.00%
Exercise price of warrant																$ 0.1	$ 0.125	$ 0.15	$ 0.175
Proceeds from issuance of promissory note				700,000	700,000	1,250,000	11,888,881	11,888,881
Fair value of convertible notes					612,300	0	612,300
Fair value of warrants					38,788	466,432	38,788
Debt instrument, beneficial conversion feature					48,912	783,568
Convertible notes payable					926,225		926,225
Debt discount to be amortized					178,775	425,427	178,775
Convertible notes amount converted			1,226,042	395,154		1,515,130	11,949,449	13,175,491
Interest rate	8.00%									8.00%	8.00%
Common shares issued in exchange for convertible notes	9,739,912				7,989,103	1,515,130						14,699,000			5,041,000
Interest expense					$ 235,762	$ 516,258

PROPERTY AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended		191 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,514,840	$ 2,494,990	$ 2,514,840
Less accumulated depreciation and amortization	2,369,240	2,339,923	2,369,240
Property and Equipment, Net	145,600	155,067	145,600	139,756
Depreciation expenses	29,316	23,751	2,396,328
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	130,015	130,015	130,015
Depreciation/Amortization Period	7 years
Equipment and computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,921,845	1,901,995	1,921,845
Equipment and computers [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation/Amortization Period	3 years
Equipment and computers [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation/Amortization Period	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 462,980	$ 462,980	$ 462,980
Depreciation/Amortization Period, description	Term of Lease

STOCKHOLDERS' EQUITY (DEFICIT) (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended						191 Months Ended	194 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					1 Months Ended	3 Months Ended		12 Months Ended											1 Months Ended		3 Months Ended				12 Months Ended			191 Months Ended	194 Months Ended	12 Months Ended			3 Months Ended			12 Months Ended		191 Months Ended	194 Months Ended	12 Months Ended	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2006	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2012 2006 Stock Option Plan [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Research and development [Member]	Dec. 31, 2011 Research and development [Member]	Dec. 31, 2012 General and administrative [Member]	Dec. 31, 2011 General and administrative [Member]	May 15, 2013 Additional Commitment Fee [Member]	Mar. 31, 2013 Additional Commitment Fee [Member]	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2006 Common Stock [Member]	Dec. 31, 2012 Lincoln Park Capital Fund, LLC [Member]	Dec. 31, 2011 Lincoln Park Capital Fund, LLC [Member]	Dec. 31, 2010 Lincoln Park Capital Fund, LLC [Member]	Dec. 31, 2012 Lincoln Park Capital Fund, LLC [Member] Maximum [Member]	Dec. 31, 2012 Lincoln Park Capital Fund, LLC [Member] Minimum [Member]	Dec. 31, 2012 Lincoln Park Capital Fund, LLC [Member] Common Stock [Member] Maximum [Member]	May 15, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member] Additional Commitment Fee [Member]	Mar. 31, 2013 Subsequent Event [Member] Lincoln Park Capital Fund, LLC [Member]	Mar. 31, 2013 10% Series A Preferred Stock [Member]	Mar. 31, 2012 10% Series A Preferred Stock [Member]	Dec. 31, 2012 10% Series A Preferred Stock [Member]	Dec. 31, 2011 10% Series A Preferred Stock [Member]	Dec. 31, 2007 10% Series A Preferred Stock [Member]	Dec. 31, 2012 10% Series A Preferred Stock [Member]	Mar. 31, 2013 10% Series A Preferred Stock [Member]	Dec. 31, 2012 10% Series A Preferred Stock [Member] Event of Default [Member]	Dec. 31, 2012 10% Series A Preferred Stock [Member] Common Stock [Member]	Dec. 31, 2012 10% Series A Preferred Stock [Member] Warrant [Member]	Mar. 31, 2013 10% Series A Preferred Stock [Member] Subsequent Event [Member]	Mar. 31, 2013 Series B Preferred Stock [Member]	Mar. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Mar. 31, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member] Event of Default [Member]	Mar. 31, 2013 Series B Preferred Stock [Member] Subsequent Event [Member]
Stockholders Equity [Line Items]
Preferred Stock, shares authorized			100,000,000						100,000,000																													12,000,000		12,000,000	12,000,000		12,000,000	12,000,000					200,000		200,000	200,000	200,000	200,000
Preferred stock dividend	$ 586,417	$ 663,917	$ 2,511,412	$ 3,087,044					$ 10,922,035	$ 11,508,452
Preferred stock, additional shares available for issuance			87,800,000
Convertible preferred stock, conversion price																																								$ 1.25											$ 0.035
Preferred stock, par value			$ 1						$ 1																													$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001							$ 100		$ 100
Preferred stock, dividend rate																																								10.00%					20.00%						10.00%				20.00%
Preferred stock dividends	0
Preferred stock, shares reserved for future issuance			15,600,000						15,600,000
Threshold amount of judgement loss that triggers default status																																													100,000										100,000
Preferred stock, conversion, percent of stated value																																								120.00%
Damages, as a percentage of purchase price																																								2.00%											2.00%
Settlement payment																																										361,495
Issuance of shares of stock as a dividend																																								150,008	266,161										6,780.79	6,283.41
Fair value of stock dividend																																								17,482	72,021										2,493,930	3,015,020
Common Stock, shares authorized	800,000,000	500,000,000	500,000,000	500,000,000					500,000,000	800,000,000																									800,000,000
Common Stock, Par Value	$ 0.001		$ 0.001	$ 0.001					$ 0.001	$ 0.001
Number of preferred shares converted																																						0	0	3,003	4,645,411		9,558,112	9,558,112					0	131.56		1,823.18	22,576.18	22,576.18
Exercise price												$ 0.168	$ 0.129	$ 0.106	$ 0.168
Expected life												10 years	5 years	5 years	10 years
Expected volatility rate	28.00%		28.00%
Expected dividends	0.00%		0.00%
Risk free interest rate, minimum	0.80%		0.00%
Risk free interest rate, maximum	1.90%		1.90%
Aggregate intrinsic value of options outstanding and exercisable	1,130,000		1,369,000						1,369,000	1,130,000
Unrecognized compensation cost related to stock option	115,000		54,103						54,103	115,000
Unrecognized compensation costs related to stock options weighted average period of recognition	2 years 1 month 21 days
Non-vested options expected to vest	1,050,000
Grant date fair value of these unvested options	50,400									50,400
Conversion of convertible notes to common share	1,226,042	395,154		1,515,130					11,949,449	13,175,491
Number of common stock issued in exchange for convertible notes	9,739,912
Purchase agreement, amount of shares	8,500,000									8,500,000																					6,000,000
Period for purchase of common stock under agreement	32 months																											25 months
Amount of shares that can be sold as often as every two business days	50,000																														50,000
Issuance price of common stock per share	$ 0.1																				$ 0.108										$ 0.179	$ 0.129	$ 0.1	$ 0.11		$ 0.108	$ 0.108
Number of business days in which up to $50,000 amount of stock can be sold	2 days																											2 days
Issuance of common stock for cash, shares																					4,154,435	4,240,970	28,460,908	17,335,942	7,174,186		240,929	28,460,908	17,335,942	1,153,846				911,205		4,154,436	4,154,436											39,851								1,801.83
Proceeds from issuance of common stock									400,490	400,490											450,000													100,000		450,000	450,000
Common stock shares to be issued																																					4,154,436
Issuance of common stock for commitment fee																															1,153,846					86,535	86,535
Fair value of stock issued as commitment fee																					10,000
Number of shares to be purchased	22,307,046		22,307,046						22,307,046	22,307,046
Warrant exercise price per share																																								$ 2			$ 2
Weighted-average fair value of options granted			$ 0.05	$ 0.055
Exercise price, lower limit			$ 0.04																																											$ 0.1	$ 0.4
Exercise price, upper limit			$ 41.47																																											$ 0.45	$ 0.9
Options exercisable			29,273						29,273
Exercisable - weighted average exercise price			$ 0.26						$ 0.26
Common stock shares reserved for future issuance											40,000,000
Shares called by options			890,000						890,000		36,828,000
Percentage of outstanding shares that are fully diluted.											15.00%
Stock-based compensation expense	225,900		63,100	865,500												13,228	444,200	49,900	421,300
Additional shares issued																				86,535														19,230
Remaining value under purchase agreement	$ 4,550,000

STOCKHOLDERS' EQUITY (DEFICIT) (Summary of Stock Option Activity) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares
Outstanding, beginning balance	36,667,616	39,833,438	39,755,113
Granted	1,930,000	1,968,000	290,000
Cancelled	(9,402)	(4,640,000)	(64,800)
Expired		(190,783)
Exercised		(303,039)	(146,875)
Outstanding, ending balance	38,588,214	36,667,616	39,833,438
Weighted Average Exercise Price per Share
Outstanding, beginning balance	$ 0.23	$ 0.39	$ 0.44
Granted	$ 0.11	$ 0.15	$ 0.137
Cancelled	$ 2.01	$ 0.14	$ 31.52
Expired		$ 34.72
Exercised		$ 0.04	$ 0.035
Outstanding, ending balance	$ 0.23	$ 0.23	$ 0.39
Weighted Average Remaining Contractual Life (Years)
Outstanding, beginning balance	6 years 1 month 6 days	7 years 2 months 12 days	8 years 2 months 12 days
Granted	7 years 9 months 18 days	6 years 10 months 6 days	7 years 6 months
Outstanding, ending balance		6 years 1 month 6 days	7 years 2 months 12 days

STOCKHOLDERS' EQUITY (DEFICIT) (Summary of Status of Non-Vested Options) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Shares
Non-vested, beginning balance	7,394,000	11,910,000
Granted	1,930,000	1,968,000
Cancelled		(4,640,000)
Vested	(5,451,000)	(1,844,000)
Exercised
Non-vested, ending balance	3,873,000	7,394,000
Weighted Average Grant Date Fair Value
Non-vested, beginning balance	$ 0.05	$ 0.051
Granted	$ 0.05	$ 0.043
Cancelled		$ 0.048
Vested	$ 0.05	$ 0.048
Exercised
Non-vested, ending balance	$ 0.05	$ 0.05

STOCKHOLDERS' EQUITY (DEFICIT) (Warrants to Purchase Common Stock) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Stockholders Equity [Line Items]
Number of Shares To be Purchased	22,307,046	22,307,046
Warrant 1
Stockholders Equity [Line Items]
Number of Shares To be Purchased	3,986,429	3,986,429
Warrant Exercise Price per Share	0.04	0.035
Warrant Expiration Date	June 25, 2013	June 25, 2013
Warrant 2
Stockholders Equity [Line Items]
Number of Shares To be Purchased	397,825	397,825
Warrant Exercise Price per Share	0.04	0.0362
Warrant Expiration Date	September 30, 2014	September 30, 2014
Warrant 3
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,750,000	1,750,000
Warrant Exercise Price per Share	0.1	0.1
Warrant Expiration Date	August 16, 2015	August 16, 2015
Warrant 4
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,600,000	1,600,000
Warrant Exercise Price per Share	0.13	0.125
Warrant Expiration Date	August 16, 2015	August 16, 2015
Warrant 5
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,333,333	1,333,333
Warrant Exercise Price per Share	0.15	0.15
Warrant Expiration Date	August 16, 2015	August 16, 2015
Warrant 6
Stockholders Equity [Line Items]
Number of Shares To be Purchased	490,000	490,000
Warrant Exercise Price per Share	0.1	0.1
Warrant Expiration Date	October 22, 2015	October 22, 2015
Warrant 7
Stockholders Equity [Line Items]
Number of Shares To be Purchased	196,000	196,000
Warrant Exercise Price per Share	0.13	0.125
Warrant Expiration Date	October 22, 2015	October 22, 2015
Warrant 8
Stockholders Equity [Line Items]
Number of Shares To be Purchased	163,333	163,333
Warrant Exercise Price per Share	0.15	0.15
Warrant Expiration Date	October 22, 2015	October 22, 2015
Warrant 9
Stockholders Equity [Line Items]
Number of Shares To be Purchased	625,000	625,000
Warrant Exercise Price per Share	0.1	0.1
Warrant Expiration Date	November 2, 2015	November 2, 2015
Warrant 10
Stockholders Equity [Line Items]
Number of Shares To be Purchased	250,000	250,000
Warrant Exercise Price per Share	0.13	0.125
Warrant Expiration Date	November 2, 2015	November 2, 2015
Warrant 11
Stockholders Equity [Line Items]
Number of Shares To be Purchased	208,334	208,334
Warrant Exercise Price per Share	0.15	0.15
Warrant Expiration Date	November 2, 2015	November 2, 2015
Warrant 12
Stockholders Equity [Line Items]
Number of Shares To be Purchased	500,000	500,000
Warrant Exercise Price per Share	0.1	0.1
Warrant Expiration Date	November 19, 2015	November 19, 2015
Warrant 13
Stockholders Equity [Line Items]
Number of Shares To be Purchased	200,000	200,000
Warrant Exercise Price per Share	0.13	0.125
Warrant Expiration Date	November 19, 2015	November 19, 2015
Warrant 14
Stockholders Equity [Line Items]
Number of Shares To be Purchased	166,667	166,667
Warrant Exercise Price per Share	0.15	0.15
Warrant Expiration Date	November 19, 2015	November 19, 2015
Warrant 15
Stockholders Equity [Line Items]
Number of Shares To be Purchased	240,125	240,125
Warrant Exercise Price per Share	1.25	1.25
Warrant Expiration Date	October 24, 2016	October 24, 2016
Warrant 16
Stockholders Equity [Line Items]
Number of Shares To be Purchased	5,000,000	5,000,000
Warrant Exercise Price per Share	0.1	0.1
Warrant Expiration Date	February 15, 2016	February 15, 2016
Warrant 17
Stockholders Equity [Line Items]
Number of Shares To be Purchased	2,200,000	2,200,000
Warrant Exercise Price per Share	0.13	0.125
Warrant Expiration Date	February 15, 2016	February 15, 2016
Warrant 18
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,833,333	1,833,333
Warrant Exercise Price per Share	0.15	0.15
Warrant Expiration Date	February 15, 2016	February 15, 2016
Warrant 19
Stockholders Equity [Line Items]
Number of Shares To be Purchased	1,166,667	1,166,667
Warrant Exercise Price per Share	0.18	0.175
Warrant Expiration Date	February 10, 2017	February 15, 2017

OTHER ASSETS (Schedule of Other Assets) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OTHER ASSETS [Abstract]
Intangible assets, net		$ 207,267	$ 213,600
Security deposits		46,953	56,394
Total	$ 257,547	$ 254,220	$ 269,994

OTHER ASSETS (Schedule of Intangible Assets) (Details) (USD $)	3 Months Ended		12 Months Ended		191 Months Ended	194 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization					$ 183,556	$ 183,556
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount			314,958	296,002	314,958
Accumulated Amortization			$ 107,691	$ 82,402

OTHER ASSETS (Narrative) (Details) (USD $)	12 Months Ended		191 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
OTHER ASSETS [Abstract]
Amortization expense	$ 25,289	$ 15,399	$ 107,691
2013	25,000		25,000
2014	25,000		25,000
2015	25,000		25,000
2016	25,000		25,000
2017	$ 25,000		$ 25,000

COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 11, 2003 Royalty Agreements	Mar. 31, 2013 Royalty Agreements	Dec. 31, 2012 Royalty Agreements	Dec. 31, 2011 Royalty Agreements	Dec. 31, 2003 Royalty Agreements	Sep. 01, 2006 License Agreement	Mar. 31, 2013 License Agreement	Dec. 31, 2012 License Agreement	Dec. 31, 2011 License Agreement	Dec. 31, 2012 Patent Infringements
Commitments and Contingencies Disclosure [Line Items]
Rent expenses	$ 334,000	$ 249,000
Equity investment by an existing investor			4,000,000				4,000,000
Future royalty payment percentage on gross gross revenue			3.00%				3.00%
Royalty cost				$ 5,000	$ 3,000	$ 1,100			$ 5,000	$ 2,400	$ 1,000
Term of License Agreement								18 years
Royalty rate, lower limit								2.50%
Royalty rate, upper limit								5.00%
Litigation commencement date												June 30, 2018
Number of warrants to be issued												10,000,000

COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Operating Leases) (Details) (USD $)	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
2013	$ 86,700
2014	2,700
Total	$ 89,400

ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Other payable	$ 364,285	$ 374,758
Legal, financial and consulting	177,797	123,650
Research and development	608,429	735,218
Accounts Payable and Accrued Expenses	$ 1,150,511	$ 1,233,626

NET LOSS PER SHARE (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock Options and Warrants [Member]
Earnings Per Share Basic [Line Items]
Number of shares excluded from the calculation of diluted loss per share	60,895,000	62,994,000	59,134,662	61,473,817
Convertible Series A and Series B Preferred Stock [Member]
Earnings Per Share Basic [Line Items]
Number of shares excluded from the calculation of diluted loss per share	205,496,000	186,225,000	200,484,837	182,041,312
Convertible Notes [Member]
Earnings Per Share Basic [Line Items]
Number of shares excluded from the calculation of diluted loss per share	0	12,197,000	11,050,000	11,330,000

SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended		191 Months Ended	194 Months Ended		12 Months Ended			1 Months Ended			3 Months Ended		1 Months Ended		3 Months Ended
	Apr. 03, 2013	Feb. 28, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Apr. 11, 2013	Dec. 31, 2012 Lincoln Park Capital Fund, LLC [Member]	Dec. 31, 2011 Lincoln Park Capital Fund, LLC [Member]	Dec. 31, 2010 Lincoln Park Capital Fund, LLC [Member]	May 15, 2013 Subsequent Event [Member]	Jan. 31, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member] Series A Convertible Preferred Stock [Member]	Mar. 31, 2013 Subsequent Event [Member] Series B Convertible Preferred Stock [Member]	Feb. 28, 2013 Subsequent Event [Member] February 2011 Promissory Notes [Member]	Feb. 28, 2013 Subsequent Event [Member] February 2012 Promissory Notes [Member]	Mar. 31, 2013 Subsequent Event [Member] Lincoln Park Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Issuance price of common stock per share			$ 0.1										$ 0.11							$ 0.108
Proceeds from issuance of common stock							$ 400,490	$ 400,490					$ 100,000							$ 450,000
Issuance of stock during period										28,460,908	17,335,942	1,153,846	911,205			39,851	1,801.83			4,154,436
Additional shares issued													19,230
Issuance of common stock for commitment fee																				86,535
Common shares issued in exchange for convertible notes		9,739,912			7,989,103	1,515,130												14,699,000	5,041,000
Proceeds from the sale of prior unused net operating loss carryovers					391,756									391,756
Common Stock, shares authorized			800,000,000	500,000,000	500,000,000	500,000,000	500,000,000	800,000,000							800,000,000
Exercise of stock options	10,305,000				10,606	5,141
Restricted stock allocated	22,750,000
Additional award option									$ 50,000

INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Tax losses	$ (3,100,000)	$ (4,500,000)
Proceeds from the sale of prior unused net operating loss carryovers	391,756
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	21,126,000
Expiration of operating loss carry forwards	2032
New Jersey [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 14,306,000
Expiration of operating loss carry forwards	2032

INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Federal statutory rate	(34.00%)	(34.00%)
Non-deductable expenses	4.40%	5.90%
Timing differences	0.00%	0.00%
Change in valuation allowance	28.80%	25.00%
Net operating losses	0.80%	3.10%
Effective tax rate	0.00%	0.00%

REDEEMABLE SERIES B CONVERTIBLE PREFERRED STOCK (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2006
Temporary Equity [Line Items]
Preferred stock, par value		$ 1
Preferred stock dividends	$ 0
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, conversion price		$ 0.035
Preferred stock, par value		$ 100
Preferred stock, dividend rate		10.00%
Damages, as a percentage of purchase price		2.00%
Issuance of shares of stock as a dividend		6,780.79	6,283.41
Fair value of stock dividend		2,493,930	3,015,020
Preferred stock, cash dividend threshold, percentage of aggregate share ownership		25.00%
Series B Preferred Stock [Member] | Event of Default [Member]
Temporary Equity [Line Items]
Preferred stock, dividend rate		20.00%
Threshold amount of judgement loss that triggers default status		$ 100,000